UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5017

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WAR Target Funds, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

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Date of fiscal year end: December 31, 2003

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Date of reporting period: June 30, 2003

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.
ITEM 1. REPORTS TO STOCKHOLDERS.

W&R Target Funds

Asset Strategy Portfolio
Balanced Portfolio
Bond Portfolio
Core Equity Portfolio
Growth Portfolio
High Income Portfolio
International Portfolio
Limited-Term Bond Portfolio
Money Market Portfolio
Science and Technology Portfolio
Small Cap Growth Portfolio
Value Portfolio

Semiannual Report
June 30, 2003

CONTENTS
3	President's Letter
5	Asset Strategy Portfolio
16	Balanced Portfolio
26	Bond Portfolio
40	Core Equity Portfolio
49	Growth Portfolio
57	High Income Portfolio
72	International Portfolio
82	Limited-Term Bond Portfolio
91	Money Market Portfolio
100	Science and Technology Portfolio
109	Small Cap Growth Portfolio
117	Value Portfolio
125	Notes to Financial Statements
137	Directors & Officers

President's Letter
 June 30, 2003
Enclosed is our report on your Fund's operations for the six months ended June 30, 2003.
Over the course of the last six months, we have seen a mixture of positive and negative economic news on a national and international front. The worst fears relating to war with Iraq have subsided. Some of the economic uncertainty that plagued the first half of 2003 has cleared as the result of the President's tax package and the Federal Reserve's monetary policy. We believe that the way has now been set for a potentially more positive outlook for the economy and financial assets.
Currently, we are experiencing a moderate economic recovery. The stock market has improved, and we believe that the prospects for growth continue to be positive. For the last six months, the S&P 500 Index increased 11.78 percent while the Nasdaq Composite Index experienced a better return, increasing 21.51 percent. The Dow Jones Industrial Average had a slightly lower, but still positive, return of 9.04 percent for the same period. Bonds also generally had positive returns during the period, as evidenced by the Citigroup Broad Investment Grade Index's increase of 4.0 percent for the period.
As a result of the 2003 Jobs and Growth Tax Relief Reconciliation Act, consumers can anticipate tax relief by early August at the latest. Increased disposable income and potentially prompt consumer spending could result. Even though we have witnessed an increase in business and consumer confidence, activity has been slow to improve. Despite this slow improvement, we believe that the Fed's aggressive monetary policy has the potential to lead to U.S. economic activity improvement in the second half of the year.
As you know, we believe the most prudent approach to achieving your long-term financial objectives is by developing and maintaining a personal financial plan. Despite uncertainties, ensuring you are prepared for whatever comes your way is one step you can take toward financial peace of mind. By developing a plan that is based on your time horizon, risk tolerance, and specific goals, you may be able to avoid common mistakes and empower yourself as you work toward your financial goals.
Maintaining a long-term perspective may be difficult. Market fluctuations can be disconcerting. Ultimately, we believe that it is essential for investors to look at the big picture, and to review their investments on a regular basis. Doing so will help ensure that your plan adheres to your current risk tolerance and adapts to market changes.
Your Waddell & Reed financial advisor is committed to helping you work toward your long-term financial objectives, and is available to answer any questions you may have about your specific needs. Together, you can work toward a sound financial future. Thank you for your ongoing dedication and partnership.
 Respectfully,
Henry J. Herrmann
President
The opinions expressed in this letter are those of the President of the W&R Target Funds and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
June 30, 2003

BULLION - 10.03%	Troy Ounces	Value
Gold	57,632	$ 19,955,160
(Cost: $19,232,910)

COMMON STOCKS	Shares

Aircraft - 1.10%
Boeing Company (The)	63,700	2,186,184

Aluminum - 0.99%
Alcoa Incorporated	77,200	1,968,600

Banks - 0.99%
Bank of America Corporation	25,000	1,975,750

Beverages - 1.02%
Coca-Cola Company (The)	43,600	2,023,476

Computers - Peripherals - 2.08%
Electronic Arts Inc.*	29,000	2,145,275
SAP Aktiengesellschaft, ADR	68,500	2,001,570
		4,146,845
Construction Materials - 0.51%
Cemex, S.A. de C.V., ADR	45,300	1,009,737

Electrical Equipment - 0.25%
W.W. Grainger, Inc.	10,600	495,656

Farm Machinery - 1.05%
Deere & Company	45,900	2,097,630

Food and Related - 0.18%
American Italian Pasta Company, Class A*	8,800	366,520

Gold and Precious Metals - 2.10%
Barrick Gold Corporation	110,405	1,976,249
Placer Dome Inc.	178,606	2,191,496
		4,167,745
Health Care - Drugs - 1.03%
Pfizer Inc.	59,900	2,045,585

Health Care - General - 1.02%
Wyeth	44,500	2,026,975

Hospital Supply and Management - 0.24%
Medtronic, Inc.	9,900	474,903

See Notes to Schedule of Investments on page 11.

Household - General Products - 0.96%
Clorox Company (The)	44,800	$ 1,910,720

Leisure Time Industry - 1.02%
Walt Disney Company (The)	102,700	2,028,325

Mining - 3.02%
Freeport-McMoRan Copper & Gold Inc.,
Class B	82,500	2,021,250
Phelps Dodge Corporation*	55,300	2,120,202
Rio Tinto plc (A)	99,100	1,867,573
		6,009,025
Multiple Industry - 0.89%
Companhia Vale do Rio Doce, ADR	59,500	1,764,770

Petroleum - Canada - 0.35%
Nabors Industries Ltd.*	17,400	688,170

Petroleum - Domestic - 2.58%
Anadarko Petroleum Corporation	40,323	1,793,164
Burlington Resources Inc.	47,110	2,547,238
Patterson-UTI Energy, Inc.*	24,200	782,991
		5,123,393
Petroleum - International - 1.03%
Exxon Mobil Corporation	57,091	2,050,138

Petroleum - Services - 1.39%
Baker Hughes Incorporated	55,095	1,849,539
GlobalSanteFe Corporation	39,300	917,262
		2,766,801
Retail - General Merchandise - 0.95%
Kohl's Corporation*	36,600	1,880,508

Retail - Specialty Stores - 0.24%
Gymboree Corporation (The)*	28,800	483,696

Utilities - Electric - 1.00%
Southern Company	63,900	1,991,124

Utilities - Telephone - 0.99%
BellSouth Corporation	74,100	1,973,283

TOTAL COMMON STOCKS - 26.98%		$ 53,655,559
(Cost: $51,055,071)

See Notes to Schedule of Investments on page 11.

CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value
Aircraft - 0.27%
Raytheon Company,
6.5%, 7-15-05	$ 500	$ 543,534

Banks - 1.03%
Banco Nacional de Comercio Exterior, S.N.C.,
7.25%, 2-2-04	1,200	1,239,000
Norwest Financial, Inc.,
7.6%, 5-3-05	500	554,473
Unibanco - Uniao de Bancos Brasileiros S.A.,
7.25%, 8-26-03	250	252,033
		2,045,506
Beverages - 1.23%
Coca-Cola FEMSA, S.A. de C.V.,
8.95%, 11-1-06	1,150	1,357,000
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	500	555,000
Pepsi-Gemex, S.A. de C.V.,
9.75%, 3-30-04	500	530,000
		2,442,000
Broadcasting - 0.57%
Grupo Televisa, S.A.,
8.625%, 8-8-05	1,000	1,126,250

Construction Materials - 0.62%
Hanson Overseas B.V.,
6.75%, 9-15-05	650	711,441
Stanley Works (The),
5.75%, 3-1-04	500	514,789
		1,226,230

Cosmetics and Toiletries - 0.26%
Gillette Company (The),
3.75%, 12-1-04 (B)	500	516,718

Finance Companies - 0.41%
Exxon Capital Corporation,
6.0%, 7-1-05	750	813,269

See Notes to Schedule of Investments on page 11.

Food and Related - 1.80%
ConAgra, Inc.,
7.4%, 9-15-04	$ 300	$ 319,510
GRUMA, S.A. de C.V.,
7.625%, 10-15-07	600	655,500
Kellogg Company,
6.625%, 1-29-04	2,000	2,055,494
Sara Lee Corporation,
6.45%, 9-26-05	500	549,357
		3,579,861

Forest and Paper Products - 0.74%
Abitibi-Consolidated Inc.,
8.3%, 8-1-05	625	670,341
International Paper Company,
8.125%, 7-8-05	725	808,296
		1,478,637
Furniture and Furnishings - 0.14%
Leggett & Platt, Incorporated,
7.65%, 2-15-05	250	272,453

Health Care - Drugs - 0.80%
Abbott Laboratories,
5.125%, 7-1-04	500	519,135
Merck & Co., Inc.,
6.75%, 9-19-05	500	553,038
Pfizer Inc.,
3.625%, 11-1-04	500	513,523
		1,585,696
Household - General Products - 0.27%
Procter & Gamble Company (The),
6.6%, 12-15-04	500	536,647

Leisure Time Industry - 0.26%
Royal Caribbean Cruises Ltd.,
8.125%, 7-28-04,	500	515,000

Multiple Industry - 0.65%
National Rural Utilities Cooperative Finance Corporation:
5.5%, 1-15-05	500	528,448
3.0%, 2-15-06	750	770,670
		1,299,118
Petroleum - International - 0.27%
Petroleos Mexicanos,
6.5%, 2-1-05	500	531,250

See Notes to Schedule of Investments on page 11.

Petroleum - Services - 0.28%
Pemex Finance Ltd. and Petroleos Mexicanos,
8.02%, 5-15-07	$ 500	$ 565,520

Railroad - 0.60%
MRS Logistica S.A.,
10.625%, 8-15-05	500	485,000
Union Pacific Corporation,
5.84%, 5-25-04	685	708,818
		1,193,818
Retail - Specialty Stores - 0.27%
Home Depot, Inc. (The),
6.5%, 9-15-04	500	529,794

Trucking and Shipping - 0.61%
WMX Technologies, Inc.,
6.375%, 12-1-03	1,200	1,221,502

Utilities - Electric - 0.97%
Dominion Resources, Inc.,
7.625%, 7-15-05	750	834,184
Wisconsin Energy Corporation,
5.875%, 4-1-06	500	549,782
Wisconsin Power and Light Company,
7.6%, 7-1-05	500	550,832
		1,934,798
Utilities - Gas and Pipeline - 0.92%
Consolidated Natural Gas Company,
7.25%, 10-1-04	500	531,913
Sonat Inc.,
6.875%, 6-1-05	500	490,000
Wisconsin Gas Company,
6.375%, 11-1-05	750	814,895
		1,836,808

Utilities - Telephone - 0.69%
Comtel Brasileira Ltda.,
10.75%, 9-26-04	350	371,000
Telefonos de Mexico, S.A. de C.V.,
8.25%, 1-26-06	400	449,000
Verizon Global Funding Corp. and Verizon
Communications Inc.,
6.75%, 12-1-05	500	557,930
		1,377,930

TOTAL CORPORATE DEBT SECURITIES - 13.66%		$ 27,172,339
(Cost: $26,303,306)

See Notes to Schedule of Investments on page 11.

OTHER GOVERNMENT SECURITIES	Principal Amount in Thousands	Value

Canada - 0.76%
Her Majesty in right of Canada:
6.375%, 11-30-04	$ 500	$ 536,269
3.5%, 6-1-05 (C)	CAD1,300	967,759
		1,504,028
Germany - 3.74%
Bundesschwatzanweisungen Treasury Note,
2.5%, 3-18-05 (C)	EUR6,425	7,439,604

Mexico - 0.15%
United Mexican States,
8.625%, 3-12-08	$ 250	299,750

TOTAL OTHER GOVERNMENT SECURITIES - 4.65%		$ 9,243,382
(Cost: $8,600,263)

UNITED STATES GOVERNMENT SECURITIES
Mortgage-Backed Obligations - 2.25%
Government National Mortgage Association
Pass-Through Certificates:
5.5%, 11-15-16	1,173	1,233,736
5.5%, 12-15-16	3,068	3,228,417
		4,462,153

United States Treasury - 35.00%
United States Treasury Bond,
5.375%, 2-15-31	8,300	9,346,257
United States Treasury Notes:
3.375%, 4-30-04	3,900	3,976,627
2.625%, 5-15-08 (D)	36,700	37,035,475
3.875%, 2-15-13	7,500	7,717,672
3.625%, 5-15-13	11,450	11,539,447
		69,615,478

TOTAL UNITED STATES GOVERNMENT SECURITIES - 37.25%		$ 74,077,631
(Cost: $74,054,310)

See Notes to Schedule of Investments on page 11.

Eurodollar, 11-7-03 (C)	EUR1,602	$ 368,811
Eurodollar, 11-7-03 (C)	1,602	(728,874)
Swiss Franc, 2-11-04 (C)	CHF2,320	(4,040)
Swiss Franc, 2-11-04 (C)	2,320	(22,061)
		$ (386,164)

TOTAL SHORT-TERM SECURITIES - 1.85%		$ 3,683,335
(Cost: $3,442,097)

TOTAL INVESTMENT SECURITIES - 94.23%		$187,401,242
(Cost: $182,687,957)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 5.77%		11,483,733

NET ASSETS - 100.00%		$198,884,975

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside of the United States.
(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the total value of this security amounted to 0.26% of net assets.
(C)Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, EUR - Euro, CHF - Swiss Franc).
(D)This security serves as collateral for the following open futures contracts at June 30, 2003 (See Note 7 to financial statements):
	Number of Contracts	Expiration Date	Market Value
Type

Australia Treasury Bond	9-15-03	30	$ 2,095,816
United Kingdom Gilt	10	9-26-03	2,013,972
			$ 4,109,788

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES ASSET STRATEGY PORTFOLIO June 30, 2003 (In Thousands, Except for Per Share Amounts)(Unaudited)
ASSETS
Investments-at value (Notes 1 and 3):
Bullion (cost - $19,233)	$ 19,955
Securities (cost - $163,455)	167,446
187,401
Cash denominated in foreign currencies (cost - $24)	24
Cash	1
Receivables:
Investment securities sold
11,966
Dividends and interest
1,183
Fund shares sold
399
Variation margin (Note 6)
8
Total assets
200,982
LIABILITIES
Payable for investment securities purchased	1,996
Payable to Fund shareholders	62
Variation margin payable (Note 6)	9
Accrued accounting services fee (Note 2)	4
Accrued management fee (Note 2)	4
Accrued service fee (Note 2)	1
Other	21
Total liabilities
2,097
Total net assets
$198,885
NET ASSETS
$0.001 par value capital stock:
Capital stock	$ 30
Additional paid-in capital	196,413
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,431
Accumulated undistributed net realized loss on
investment transactions	(3,643)
Net unrealized appreciation in value of securities
5,099
Net unrealized appreciation in value of foreign

currency exchange
1
Net unrealized depreciation in value of futures contracts
(60)
Net unrealized depreciation in value of forward

currency contracts
(386)
Net assets applicable to outstanding units of capital	$198,885
Net asset value, redemption and offering price per share	$ 6.5238
Capital shares outstanding	30,486
Capital shares authorized	50,000

STATEMENT OF OPERATIONS ASSET STRATEGY PORTFOLIO For the Six Months Ended June 30, 2003 (In Thousands)

(Unaudited)
INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$2,025
Dividends (net of foreign withholding taxes of $18)	359
Total income	2,384
Expenses (Note 2):
Investment management fee	634
Service fee	226
Accounting services fee	22
Custodian fees	17
Legal fees	9
Audit fees	7
Other	22
Total expenses
937
Net investment income
1,447
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)

Realized net gain on securities	3,597
Realized net loss on written options	(130)
Realized net loss on purchased options	(185)
Realized net gain on futures contracts	118
Realized net loss on foreign currency transactions	(16)
Realized net gain on investments	3,384
Unrealized appreciation in value of securities
during the period	1,980
Unrealized depreciation in value of
futures contracts during the period	(90)
Unrealized depreciation in value of forward
currency contracts during the period	(183)
Unrealized appreciation in value of foreign
currency transactions during the period	1
Unrealized appreciation in value of
investments during the period	1,708
Net gain on investments
5,092
Net increase in net assets resulting from operations
$6,539

STATEMENT OF CHANGES IN NET ASSETS ASSET STRATEGY PORTFOLIO (In Thousands)

		(Unaudited)
	For the six months ended June 30,	For the fiscal year ended December 31,
	2003	2002
INCREASE IN NET ASSETS
Operations:
Net investment income	$ 1,447	$ 2,591
Realized net gain on investments	3,384	498
Unrealized appreciation	1,708	1,408

Net increase in net assets
resulting from operations	6,539	4,497

Dividends to shareholders from (Note 1E):(1)
Net investment income	-	(2,616)
Realized gains on securities transactions	-	-

	-	(2,616)

Capital share transactions(2)	25,212	50,063

Total increase	31,751	51,944
NET ASSETS
Beginning of period	167,134	115,190
End of period	$198,885	$167,134

Undistributed net investment income	$ 1,431	$ -

(1)See "Financial Highlights" on page 15.

(2)Shares issued from sale of shares	5,648	11,528
Shares issued from reinvestment of dividend
and/or capital gains distribution	-	415
Shares redeemed	(1,658)	(4,012)

Increase in outstanding capital shares	3,990	7,931

Value issued from sale of shares	$ 35,758	$ 72,762
Value issued from reinvestment of dividend
and/or capital gains distribution	-	2,616
Value redeemed	(10,546)	(25,315)

Increase in outstanding capital	$ 25,212	$ 50,063

FINANCIAL HIGHLIGHTS ASSET STRATEGY PORTFOLIO For a Share of Capital Stock Outstanding Throughout Each Period:(Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2003	2002	2001	2000	1999	1998
Net asset value,
beginning of period	$6.3078	$6.2046	$7.0540	$6.2625	$5.3868	$5.1969

Income (loss) from
investment operations:
Net investment income	0.0475	0.1005	0.1323	0.0908	0.1138	0.1391
Net realized and
unrealized gain (loss) on investments	0.1685	0.1032	(0.8354)	1.3211	1.1232	0.3779

Total from investment
operations	0.2160	0.2037	(0.7031)	1.4119	1.2370	0.5170

Less distributions from:
Net investment income	(0.0000)	(0.1005)	(0.1334)	(0.0906)	(0.1136)	(0.1391)
Capital gains	(0.0000)	(0.0000)	(0.0129)	(0.5298)	(0.2477)	(0.1880)

Total distributions	(0.0000)	(0.1005)	(0.1463)	(0.6204)	(0.3613)	(0.3271)

Net asset value, end of period	$6.5238	$6.3078	$6.2046	$7.0540	$6.2625	$5.3868

Total return	3.42%	3.28%	-9.96%	22.53%	22.96%	9.95%
Net assets, end of period (in millions)	$199	$167	$115	$59	$22	$14
Ratio of expenses to average net assets	1.03%(1)	1.04%	1.03%	0.97%	0.73%	1.07%
Ratio of net investment income to average
net assets	1.60%(1)	1.90%	2.63%	1.97%	2.18%	2.97%
Portfolio turnover rate	99.59%	95.22%	187.87%	155.27%	179.63%	189.02%

(1)Annualized.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
June 30, 2003

COMMON STOCKS	Shares	Value

Air Transportation - 0.76%
Southwest Airlines Co.	80,000	$ 1,376,000

Aircraft - 2.15%
Lockheed Martin Corporation	47,300	2,250,061
Raytheon Company	50,000	1,642,000
		3,892,061
Aluminum - 0.96%
Alcoa Incorporated	68,500	1,746,750

Banks - 2.56%
U.S. Bancorp	89,900	2,202,550
Wells Fargo & Company	48,500	2,444,400
		4,646,950
Beverages - 1.97%
Anheuser-Busch Companies, Inc.	29,000	1,480,450
Coca-Cola Company (The)	45,000	2,088,450
		3,568,900
Broadcasting - 2.46%
Clear Channel Communications, Inc.*	76,000	3,221,640
Cox Communications, Inc., Class A*	38,979	1,243,430
		4,465,070
Business Equipment and Services - 1.97%
Genuine Parts Company	42,000	1,344,420
Manpower Inc.	60,000	2,225,400
		3,569,820
Capital Equipment - 2.97%
Caterpillar Inc.	20,000	1,113,200
Cooper Cameron Corporation*	44,200	2,226,796
Ingersoll-Rand Company Limited, Class A	43,300	2,048,956
		5,388,952
Chemicals - Petroleum and Inorganic - 1.31%
Dow Chemical Company (The)	35,000	1,083,600
du Pont (E.I.) de Nemours and Company	31,100	1,295,004
		2,378,604
Chemicals - Specialty - 1.02%
Air Products and Chemicals, Inc.	44,700	1,859,520

Communications Equipment - 0.74%
Cisco Systems, Inc.*	80,000	1,335,600

Computers - Micro - 0.77%
Dell Computer Corporation*	44,100	1,405,687

See Notes to Schedule of Investments on page 21.

Computers - Peripherals - 5.44%
Check Point Software Technologies Ltd.*	90,000	$ 1,755,450
EMC Corporation*	205,000	2,146,350
Microsoft Corporation	150,800	3,861,988
SAP Aktiengesellschaft, ADR	72,300	2,112,606
		9,876,394
Cosmetics and Toiletries - 0.94%
Estee Lauder Companies Inc. (The), Class A	51,100	1,713,383

Electrical Equipment - 1.10%
Emerson Electric Co.	39,000	1,992,900

Electronic Components - 2.58%
Analog Devices, Inc.*	53,500	1,862,870
Intel Corporation	95,000	1,974,100
Texas Instruments Incorporated	48,000	844,800
		4,681,770
Electronic Instruments - 1.65%
Applied Materials, Inc.*	82,400	1,305,628
Molex Incorporated, Class A	73,000	1,691,775
		2,997,403
Food and Related - 1.33%
ConAgra Foods, Inc.	102,300	2,414,280

Forest and Paper Products - 3.25%
International Paper Company	32,138	1,148,291
Sealed Air Corporation*	53,000	2,525,980
Weyerhaeuser Company	41,100	2,219,400
		5,893,671
Furniture and Furnishings - 0.62%
Leggett & Platt, Incorporated	55,000	1,127,500

Health Care - Drugs - 4.26%
Amgen Inc.*	30,000	1,993,800
Pfizer Inc.	168,182	5,743,415
		7,737,215
Health Care - General - 3.77%
Biomet, Inc.	110,000	3,154,250
Johnson & Johnson	35,200	1,819,840
Wyeth	41,000	1,867,550
		6,841,640

See Notes to Schedule of Investments on page 21.

Hospital Supply and Management - 2.04%
Health Management Associates, Inc.,
Class A	70,000	$ 1,291,500
Medtronic, Inc.	50,400	2,417,688
		3,709,188
Household - General Products - 1.23%
Clorox Company (The)	52,400	2,234,860

Insurance - Life - 0.95%
Lincoln National Corporation	48,200	1,717,366

Insurance - Property and Casualty - 3.91%
American International Group, Inc.	26,000	1,434,680
Berkshire Hathaway Inc., Class B*	600	1,458,000
Chubb Corporation (The)	50,100	3,006,000
Hartford Financial Services Group Inc. (The)	23,700	1,193,532
		7,092,212
Leisure Time Industry - 0.88%
Walt Disney Company (The)	80,800	1,595,800

Motor Vehicle Parts - 0.94%
Danaher Corporation	25,000	1,701,250

Multiple Industry - 1.03%
General Electric Company	65,000	1,864,200

Petroleum - Canada - 1.01%
Nabors Industries Ltd.*	46,500	1,839,075

Petroleum - Domestic - 1.44%
Burlington Resources Inc.	48,200	2,606,174

Petroleum - International - 1.14%
Exxon Mobil Corporation	57,746	2,073,659

Petroleum - Services - 0.24%
Schlumberger Limited	9,000	428,130

Publishing - 1.08%
New York Times Company (The), Class A	20,000	910,000
Tribune Company	21,800	1,052,940
		1,962,940
Restaurants - 0.65%
McDonald's Corporation	53,400	1,178,004

See Notes to Schedule of Investments on page 21.

Retail - General Merchandise - 2.75%
Kohl's Corporation*	51,200	$ 2,630,656
Sears, Roebuck and Co.	70,000	2,354,800
		4,985,456
Security and Commodity Brokers - 4.16%
American Express Company	53,200	2,224,292
Fannie Mae	24,700	1,665,768
Goldman Sachs Group, Inc. (The)	25,000	2,093,750
Morgan Stanley	36,600	1,564,650
		7,548,460
Utilities - Electric - 2.82%
Dominion Resources, Inc.	29,300	1,883,111
Exelon Corporation	25,000	1,495,250
Southern Company	55,600	1,732,496
		5,110,857
Utilities - Telephone - 0.93%
BellSouth Corporation	26,700	711,021
Vodafone Group Plc, ADR	50,000	982,500
		1,693,521

TOTAL COMMON STOCKS - 71.78%		$130,251,222
(Cost: $122,726,500)

	Principal Amount in Thousands

CORPORATE DEBT SECURITIES		Value

Air Transportation - 0.23%
Southwest Airlines Co.,
7.875%, 9-1-07	$ 360	420,623

Aircraft - 1.50%
Raytheon Company,
6.5%, 7-15-05	2,500	2,717,673

Beverages - 0.32%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	500	589,031

Broadcasting - 0.56%
Clear Channel Communications, Inc.,
4.25%, 5-15-09	1,000	1,012,499

Health Care - General - 0.15%
American Home Products Corporation,
7.9%, 2-15-05	250	274,371

See Notes to Schedule of Investments on page 21.

Leisure Time Industry - 0.62%
Cendant Corporation,
6.875%, 8-15-06	$1,000	$ 1,118,547

Multiple Industry - 3.22%
General Electric Capital Corporation,
2.85%, 1-30-06	3,000	3,068,973
Household Finance Corporation,
6.5%, 1-24-06	2,500	2,772,860
		5,841,833
Utilities - Telephone - 0.08%
Southwestern Bell Telephone Company,
5.77%, 10-14-03	150	151,949

TOTAL CORPORATE DEBT SECURITIES - 6.68%		$ 12,126,526
(Cost: $11,504,839)

UNITED STATES GOVERNMENT SECURITIES
Agency Obligations - 1.17%
Federal National Mortgage Association:
6.19%, 7-7-08	500	500,418
7.25%, 1-15-10	1,000	1,240,306
7.0%, 9-1-25	356	376,496
		2,117,220
Mortgage-Backed Obligations - 2.55%
Federal Home Loan Mortgage Corporation Fixed Rate
Participation Certificates,
6.0%, 5-1-16	3,885	4,040,173
Government National Mortgage Association Fixed Rate
Pass-Through Certificates,
6.5%, 8-15-28	557	585,847
		4,626,020

Treasury Obligations - 10.34%
United States Treasury Bonds:
7.25%, 8-15-22	4,000	5,419,532
6.25%, 8-15-23	5,250	6,430,840
United States Treasury Notes:
7.5%, 2-15-05	2,250	2,477,813
6.5%, 8-15-05	4,000	4,432,188
		18,760,373

See Notes to Schedule of Investments on page 21.

Treasury Inflation Protected Obligation - 0.61%
United States Treasury Note,
3.0%, 7-15-12 (A)	$1,008	$ 1,111,222

TOTAL UNITED STATES GOVERNMENT SECURITIES - 14.67%		$ 26,614,835
(Cost: $24,121,382)

TOTAL SHORT-TERM SECURITIES - 7.44%		$ 13,508,390
(Cost: $13,508,390)

TOTAL INVESTMENT SECURITIES - 100.57%		$182,500,973
(Cost: $171,861,111)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.57%)		(1,026,483)

NET ASSETS - 100.00%		$181,474,490

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.
STATEMENT OF ASSETS AND LIABILITIES BALANCED PORTFOLIO June 30, 2003 (In Thousands, Except for Per Share Amounts)

(Unaudited)

ASSETS
Investment securities-at value (cost - $171,861) (Notes 1 and 3)	$182,501
Cash	1
Receivables:
Dividends and interest
866
Fund shares sold
239
Prepaid insurance premium	1
Total assets
183,608
LIABILITIES
Payable for investment securities purchased	1,969
Payable to Fund shareholders	142
Accrued accounting services fee (Note 2)	4
Accrued management fee (Note 2)	4
Accrued service fee (Note 2)	1
Other	14
Total liabilities
2,134
Total net assets
$181,474
NET ASSETS
$0.001 par value capital stock:
Capital stock
$ 28
Additional paid-in capital
189,640
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,134
Accumulated undistributed net realized loss on investment transactions	(19,968)
Net unrealized appreciation in value of investments
10,640
Net assets applicable to outstanding units of capital
$181,474
Net asset value, redemption and offering price per share	$ 6.5067
Capital shares outstanding	27,890
Capital shares authorized	45,000

STATEMENT OF OPERATIONS BALANCED PORTFOLIO For the Six Months Ended June 30, 2003 (In Thousands)

(Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$ 1,270
Dividends (net of foreign withholding taxes of $5)	732
Total income	2,002
Expenses (Note 2):
Investment management fee	594
Service fee	212
Accounting services fee	22
Audit fees	8
Custodian fees	7
Legal fees	3
Other	22
Total expenses	868
Net investment income	1,134
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)

Realized net gain on investments	1,433
Unrealized appreciation in value of investments
during the period	10,257
Net gain on investments	11,690
Net increase in net assets resulting from operations	$12,824

STATEMENT OF CHANGES IN NET ASSETS BALANCED PORTFOLIO (In Thousands)		(Unaudited)
	For the six months ended June 30, 2003	For the fiscal year ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$ 1,134	$ 3,123
Realized net gain (loss) on investments	1,433	(14,068)
Unrealized appreciation (depreciation)	10,257	(4,705)

Net increase (decrease) in net assets
resulting from operations	12,824	(15,650)

Dividends to shareholders from (Note 1E):(1)
Net investment income	-	(3,123)
Realized gains on securities
transactions	-	-

	-	(3,123)

Capital share transactions(2)	740	8,303

Total increase (decrease)	13,564	(10,470)
NET ASSETS

Beginning of period	167,910	178,380

End of period	$181,474	$167,910

Undistributed net investment income	$ 1,134	$ -

(1)See "Financial Highlights" on page 25

(2)Shares issued from sale of shares	2,411	6,716
Shares issued from reinvestment of dividend
and/or capital gains distribution	-	517
Shares redeemed	(2,310)	(5,979)

Increase in outstanding capital shares	101	1,254

Value issued from sale of shares	$ 14,948	$ 43,362
Value issued from reinvestment of dividend
and/or capital gains distribution	-	3,123
Value redeemed	(14,208)	(38,182)

Increase in outstanding capital	$ 740	$ 8,303

FINANCIAL HIGHLIGHTS BALANCED PORTFOLIO For a Share of Capital Stock Outstanding Throughout Each Period:

						(Unaudited)
	For the six months ended June 30,

		For the fiscal year ended December 31,

	2003	2002	2001	2000	1999	1998

Net asset value, beginning of period	$6.0423	$6.7224	$7.3258	$7.3120	$7.1081	$6.7686

Income (loss) from
investment operations:
Net investment
income	0.0407	0.1145	0.1593	0.1873	0.1760	0.1865
Net realized and
unrealized gain (loss)
on investments	0.4237	(0.6801)	(0.5955)	0.3361	0.5446	0.4003

Total from investment operations	0.4644	(0.5656)	(0.4362)	0.5234	0.7206	0.5868

Less distributions from:
Net investment
income	(0.0000)	(0.1145)	(0.1593)	(0.1873)	(0.1759)	(0.1865)

Capital gains	(0.0000)	(0.0000)	(0.0079)	(0.3223)	(0.3408)	(0.0608)

Total distributions	(0.0000)	(0.1145)	(0.1672)	(0.5096)	(0.5167)	(0.2473)

Net asset value, end of period	$6.5067	$6.0423	$6.7224	$7.3258	$7.3120	$7.1081

Total return	7.69%	-8.41%	-5.94%	7.14%	10.14%	8.67%
Net assets, end of period
(in millions)	$181	$168	$178	$158	$117	$92
Ratio of expenses
to average net
assets	1.02%(1)	1.01%	1.00%	1.01%	0.95%	0.74%
Ratio of net investment
income to average
net assets	1.34%(1)	1.79%	2.44%	2.81%	2.56%	2.92%
Portfolio turnover
rate	21.33%	58.18%	38.82%	42.32%	62.90%	54.62%

(1)Annualized.

THE INVESTMENTS OF THE BOND PORTFOLIO
June 30, 2003
	Principal Amount in Thousands

CORPORATE DEBT SECURITIES		Value

Aircraft - 0.53%
Raytheon Company,
6.5%, 7-15-05	$1,300	$ 1,413,190

Banks - 4.65%
AmSouth Bancorporation,
6.75%, 11-1-25	1,500	1,704,183
Banco Nacional de Comercio Exterior,
S.N.C.,
7.25%, 2-2-04	1,000	1,032,500
First Union Corporation,
6.824%, 8-1-26	1,132	1,418,585
HSBC Holdings plc,
5.25%, 12-12-12	1,000	1,066,518
ING Groep N.V.,
5.5%, 5-11-05 (A)	EUR1,000	1,212,986
NBD Bank, National Association,
8.25%, 11-1-24	$1,000	1,312,764
NationsBank Corporation,
8.57%, 11-15-24	1,000	1,385,020
Nordic Investment Bank,
2.75%, 1-11-06	750	767,191
SouthTrust Bank of Alabama, National
Association,
7.69%, 5-15-25	1,000	1,237,157
Wachovia Corporation,
6.605%, 10-1-25	1,000	1,131,374
		12,268,278
Beverages - 0.96%
Coca-Cola Company (The),
4.0%, 6-1-05	500	523,258
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	400	471,225
Diageo Capital plc,
3.5%, 11-19-07	1,500	1,543,743
		2,538,226

Broadcasting - 0.53%
British Sky Broadcasting Group plc,
7.3%, 10-15-06	1,250	1,400,000

See Notes to Schedule of Investments on page 35.

Business Equipment and Services - 1.76%
Allied Waste North America, Inc.,
7.625%, 1-1-06	$1,000	$ 1,036,250
Pemex Project Funding Master Trust:
8.5%, 2-15-08	800	934,000
9.125%, 10-13-10	500	605,000
Postal Square Limited Partnership,
6.5%, 6-15-22	222	257,024
Quebecor Printing Capital Corporation,
6.5%, 8-1-27	1,750	1,801,877
		4,634,151
Communications Equipment - 0.35%
Norse CBO, Ltd. and Norse CBO, Inc.,
6.515%, 8-13-10 (B)	910	924,026

Computers - Main and Mini - 0.46%
International Business Machines Corporation,
5.375%, 3-31-05 (A)	EUR1,000	1,207,193

Containers - 0.29%
Owens-Illinois, Inc.,
7.15%, 5-15-05	$ 750	768,750

Finance Companies - 6.57%
Asset Securitization Corporation,
7.49%, 4-14-29	1,244	1,447,966
Associates Corporation of North America,
6.25%, 11-1-08	750	863,359
Bell Atlantic Financial Services, Inc.,
7.6%, 3-15-07	2,950	3,446,989
California Infrastructure and Economic
Development Bank, Special Purpose
Trust PG&E-1,
6.42%, 9-25-08	1,000	1,083,452
Chase Manhattan - First Union Commercial
Mortgage Trust,
7.439%, 7-15-09	1,500	1,808,550
Countrywide Home Loans, Inc.,
6.5%, 8-25-29	1,616	1,653,495

See Notes to Schedule of Investments on page 35.

First Union National Bank Commercial Mortgage,
7.841%, 3-15-10	$2,500	$ 3,104,045
General Motors Acceptance Corporation:
6.125%, 9-15-06	1,000	1,052,803
8.875%, 6-1-10	500	566,711
Sprint Capital Corporation,
6.125%, 11-15-08	1,500	1,627,990
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	672,928
		17,328,288
Food and Related - 1.47%
ConAgra, Inc.,
7.125%, 10-1-26	1,750	2,117,866
GRUMA, S.A. de C.V.,
7.625%, 10-15-07	500	546,250
Unilever Capital Corporation,
7.125%, 11-1-10	1,000	1,211,571
		3,875,687
Forest and Paper Products - 2.17%
Abitibi-Consolidated Company of Canada,
6.95%, 12-15-06	1,250	1,321,540
Bowater Canada Finance Corporation,
7.95%, 11-15-11	1,000	1,060,562
Champion International Corporation:
6.4%, 2-15-26	1,500	1,640,832
6.65%, 12-15-37	1,500	1,716,117
		5,739,051
Health Care - General - 0.84%
Bristol-Myers Squibb Company,
5.75%, 10-1-11	2,000	2,225,786

Homebuilders, Mobile Homes - 0.23%
Pulte Corporation,
8.125%, 3-1-11	500	613,590

Hospital Supply and Management - 1.45%
Anthem, Inc.,
4.875%, 8-1-05	1,500	1,583,772
HCA - The Healthcare Company:
7.125%, 6-1-06	1,000	1,087,135
8.75%, 9-1-10	1,000	1,164,875
		3,835,782

See Notes to Schedule of Investments on page 35.

Household - General Products - 1.63%
Kimberly-Clark Corporation,
4.5%, 7-30-05 (B)	$1,500	$ 1,585,413
Procter & Gamble Company (The),
8.0%, 9-1-24	2,000	2,707,900
		4,293,313
Insurance - Life - 0.00%
Reliance Group Holdings, Inc.,
9.0%, 11-15-00 (C)	250	2,500

Insurance - Property and Casualty - 0.89%
AIG-FP Matched Funding Corp.,
4.25%, 5-15-13 (B)	2,350	2,345,204

Motor Vehicle Parts - 0.03%
Federal-Mogul Corporation,
7.75%, 7-1-06 (C)	500	77,500

Multiple Industry - 4.11%
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (B)	1,417	921,250
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	1,250	1,611,470
Ford Motor Credit Company,
7.6%, 8-1-05	2,000	2,147,376
General Electric Capital Corporation,
5.0%, 6-15-07	2,750	2,994,296
General Electric Company,
5.0%, 2-1-13	1,000	1,056,257
Household Finance Corporation,
4.625%, 1-15-08	1,000	1,067,043
Tyco International Group S.A.,
6.375%, 2-15-06	1,000	1,042,500
		10,840,192
Petroleum - Domestic - 0.40%
Ocean Energy, Inc.,
8.375%, 7-1-08	1,000	1,046,250

Petroleum - International - 0.91%
ChevronTexaco Capital Company,
3.5%, 9-17-07	2,300	2,390,206

See Notes to Schedule of Investments on page 35.

Petroleum - Services - 0.84%
Halliburton Company,
6.75%, 2-1-27	$2,000	$ 2,212,972

Restaurants - 0.20%
Host Marriott, L.P.,
8.375%, 2-15-06	500	517,500

Retail - General Merchandise - 0.81%
Wal-Mart Stores, Inc.,
4.375%, 7-12-07	2,000	2,143,228

Retail - Specialty Stores - 0.55%
Fred Meyer, Inc.,
7.45%, 3-1-08	1,250	1,456,477

Security and Commodity Brokers - 0.65%
CIT Group, Inc. (The),
7.375%, 4-2-07	1,500	1,712,655

Utilities - Electric - 3.22%
Cleveland Electric Illuminating Co. (The),
9.5%, 5-15-05	678	682,092
Dominion Resources, Inc.,
7.82%, 9-15-04	2,250	2,411,784
Entergy Arkansas, Inc.,
7.5%, 8-1-07	750	760,888
HQI Transelec Chile S.A.,
7.875%, 4-15-11	750	868,665
Niagara Mohawk Power Corporation,
7.375%, 7-1-03	756	756,098
Oncor Electric Delivery Company,
6.375%, 5-1-12	2,000	2,283,086
Pepco Holdings, Inc.,
4.0%, 5-15-10	750	749,656
		8,512,269
Utilities - Gas and Pipeline - 1.04%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	2,000	2,025,000
Williams Companies, Inc. (The),
6.5%, 8-1-06	500	487,500
Williams Holdings of Delaware, Inc.,
6.5%, 12-1-08	250	243,750
		2,756,250

See Notes to Schedule of Investments on page 35.

Utilities - Telephone - 3.16%
AirTouch Communications, Inc.,
6.65%, 5-1-08	$1,500	$ 1,742,458
British Telecommunications Public Limited Company,
8.375%, 12-15-10	2,000	2,529,358
Deutsche Telekom International Finance B.V.,
8.5%, 6-15-10	1,000	1,228,379
Pacific Bell,
7.25%, 11-1-27	750	845,681
Telefonos de Mexico, S.A. de C.V.,
8.25%, 1-26-06	750	841,875
Qwest Communications International Inc.,
7.5%, 11-1-08	1,250	1,156,250
		8,344,001

TOTAL CORPORATE DEBT SECURITIES - 40.70%		$107,422,515
(Cost: $100,275,235)

OTHER GOVERNMENT SECURITIES

Brazil - 0.50%
Federative Republic of Brazil (The),
10.25%, 1-11-06	1,250	1,331,250

Canada - 1.26%
Hydro-Quebec,
8.05%, 7-7-24	1,000	1,376,519
Province de Quebec,
7.14%, 2-27-26	1,500	1,951,692
		3,328,211
Supranational - 0.50%
Inter-American Development Bank,
8.4%, 9-1-09	1,000	1,306,527

TOTAL OTHER GOVERNMENT SECURITIES - 2.26%		$ 5,965,988
(Cost: $4,730,191)

See Notes to Schedule of Investments on page 35.

Agency Obligations - 8.51%
Federal Home Loan Bank:
3.1%, 12-16-05	$1,500	$ 1,514,082
4.375%, 8-15-07	1,500	1,505,025
Federal Home Loan Mortgage Corporation:
5.95%, 1-19-06	2,000	2,212,474
2.85%, 9-12-06	1,000	1,010,762
3.25%, 2-25-08	2,000	2,045,320
Federal National Mortgage Association:
3.75%, 7-29-05	1,000	1,028,527
5.5%, 2-15-06	1,000	1,097,778
5.25%, 8-14-06	1,500	1,507,181
6.25%, 7-19-11	1,000	1,045,961
6.0%, 12-21-11	4,750	5,034,743
Tennessee Valley Authority:
4.875%, 12-15-16	3,000	3,310,392
5.88%, 4-1-36	1,000	1,155,835
		22,468,080
Mortgage-Backed Obligations - 28.85%
Federal Home Loan Mortgage Corporation Agency
REMIC/CMO:
6.5%, 9-25-18	161	162,071
6.5%, 11-25-21	2,088	2,158,806
6.5%, 1-15-27	1,225	1,227,083
6.5%, 7-15-28	307	306,975
7.5%, 9-15-29	662	752,725
6.5%, 11-15-29	1,664	1,688,360
Federal Home Loan Mortgage Corporation Fixed
Rate Participation Certificates:
5.5%, 9-1-08	2,123	2,187,737
6.0%, 11-1-28	2,470	2,564,855
7.0%, 5-1-31	471	494,172
6.5%, 10-1-31	865	900,469
6.5%, 11-1-31	1,934	2,012,656
6.0%, 2-1-32	1,725	1,788,058
6.5%, 6-1-32	1,426	1,483,989
Federal Home Loan Mortgage Corporation
Non-Agency REMIC/CMO:
5.5%, 3-15-14	3,500	3,657,109
5.0%, 5-15-23	1,500	1,550,717
5.5%, 2-15-29	1,000	1,025,343
6.0%, 3-15-29	1,835	1,886,640
6.5%, 11-15-29	3,082	3,198,840
4.25%, 3-15-31	1,479	1,508,632

See Notes to Schedule of Investments on page 35.

Federal National Mortgage Association Agency
REMIC/CMO:
6.0%, 3-25-14	$3,500	$ 3,683,642
6.0%, 2-25-28	919	926,712
Federal National Mortgage Association Fixed Rate
Pass-Through Certificates:
6.09%, 4-1-09	1,906	2,163,617
5.5%, 1-1-17	3,553	3,691,720
6.0%, 1-1-17	1,736	1,811,629
6.0%, 2-1-17	670	699,020
5.5%, 7-1-17	1,366	1,418,530
5.0%, 3-1-18	2,436	2,520,007
7.0%, 6-1-24	591	624,476
6.0%, 12-1-28	885	920,889
Federal National Mortgage Association
Non-Agency REMIC/CMO:
5.0%, 4-25-15	3,500	3,599,815
5.5%, 12-25-15	1,000	1,047,297
5.0%, 3-25-18	3,500	3,625,680
5.0%, 6-25-18	2,173	2,203,447
6.0%, 2-25-24	500	505,706
4.0%, 11-25-32	3,295	3,380,443
4.0%, 3-25-33	1,942	2,007,005
Government National Mortgage Association Fixed
Rate Pass-Through Certificates:
7.5%, 7-15-23	214	229,591
7.5%, 12-15-23	443	474,077
8.0%, 9-15-25	254	275,966
7.0%, 7-20-27	125	131,519
7.0%, 8-20-27	261	274,712
6.5%, 7-15-28	1,216	1,278,804
6.5%, 5-15-29	538	566,096
7.5%, 7-15-29	250	265,810
7.75%, 10-15-31	306	336,781
Government National Mortgage Association
Non-Agency REMIC/CMO,
5.0%, 1-20-32	1,500	1,538,251

See Notes to Schedule of Investments on page 35.

United States Department of Veterans Affairs,
Guaranteed REMIC Pass-Through Certificates,
Vendee Mortgage Trust:
2000-1 Class 2-C,
7.25%, 11-15-21	$ 464	$ 469,623
2000-2 Class 1-D,
7.5%, 9-15-26	2,000	2,049,467
2001-2 Class 1-D,
6.75%, 9-15-19	387	388,472
2001-3 Class G,
6.5%, 4-15-27	500	544,825
2002-1 Class 2-G,
6.5%, 10-15-25	1,750	1,917,501
		76,126,367

Treasury Obligations - 14.92%
United States Treasury Bonds:
4.75%, 11-15-08	5,000	5,542,775
11.25%, 2-15-15	3,250	5,538,201
6.125%, 11-15-27	6,500	7,912,229
United States Treasury Notes:
6.5%, 8-15-05	1,000	1,108,047
7.0%, 7-15-06	3,000	3,467,343
6.5%, 10-15-06	3,000	3,446,718
5.0%, 2-15-11	11,000	12,347,071
		39,362,384

TOTAL UNITED STATES GOVERNMENT SECURITIES - 52.28%		$137,956,831
(Cost: $132,015,353)

TOTAL SHORT-TERM SECURITIES - 3.91%		$ 10,320,000
(Cost: $10,320,000)

TOTAL INVESTMENT SECURITIES - 99.15%		$261,665,334
(Cost: $247,340,779)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.85%		2,243,301

NET ASSETS - 100.00%		$263,908,635

See Notes to Schedule of Investments on page 35.

Notes to Schedule of Investments
(A)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR-Euro).
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the total value of these securities amounted to $5,775,893 or 2.19% of net assets.
(C)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.
STATEMENT OF ASSETS AND LIABILITIES BOND PORTFOLIO June 30, 2003 (In Thousands, Except for Per Share Amounts)

(Unaudited)

ASSETS
Investment securities-at value (cost - $247,341)
(Notes 1 and 3)	$261,665
Cash	1
Receivables:
Interest	2,883
Fund shares sold	175
Prepaid insurance premium	1
Total assets	264,725
LIABILITIES
Payable to Fund shareholders	788
Accrued accounting services fee (Note 2)	4
Accrued management fee (Note 2)	4
Accrued service fee (Note 2)	2
Other	18
Total liabilities	816
Total net assets	$263,909
NET ASSETS
$0.001 par value capital stock:
Capital stock	$ 45
Additional paid-in capital	244,724
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	5,759
Accumulated undistributed net realized loss
on investment transactions	(944)
Net unrealized appreciation in value of investments	14,325
Net assets applicable to outstanding units of capital	$263,909
Net asset value, redemption and offering price per share	$ 5.8120
Capital shares outstanding	45,408
Capital shares authorized	80,000

STATEMENT OF OPERATIONS BOND PORTFOLIO For the Six Months Ended June 30, 2003 (In Thousands)

(Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$6,695
Expenses (Note 2):
Investment management fee	680
Service fee	324
Accounting services fee	27
Custodian fees	11
Audit fees	8
Legal fees	3
Other	32
Total expenses	1,085
Net investment income	5,610
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)

Realized net gain on securities	758
Realized net gain on foreign currency transactions	149
Realized net gain on investments	907
Unrealized appreciation in value of
investments during the period	3,161
Net gain on investments	4,068
Net increase in net assets resulting from operations	$9,678

STATEMENT OF CHANGES IN NET ASSETS BOND PORTFOLIO (In Thousands)

	(Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,

	2003	2002

INCREASE IN NET ASSETS
Operations:
Net investment income	$ 5,610	$ 10,104
Realized net gain (loss) on investments	907	(624)
Unrealized appreciation	3,161	8,420
Net increase in net assets resulting
from operations	9,678	17,900
Dividends to shareholders from net
investment income (Note 1E):(1)	-	(10,148)

Capital share transactions(2)	6,743	69,232

Total increase	16,421	76,984
NET ASSETS
Beginning of period	247,488	170,504

End of period	$263,909	$247,488

Undistributed net investment income	$ 5,759	$ -

(1)See "Financial Highlights" on page 39.

(2)Shares issued from sale of shares	6,218	18,149
Shares issued from reinvestment of dividend	-	1,811
Shares redeemed	(4,979)	(7,593)

Increase in outstanding capital shares	1,239	12,367
Value issued from sale of shares	$ 35,305	$101,434
Value issued from reinvestment of dividend	-	10,148
Value redeemed	(28,562)	(42,350)

Increase in outstanding capital	$ 6,743	$ 69,232

FINANCIAL HIGHLIGHTS BOND PORTFOLIO For a Share of Capital Stock Outstanding Throughout Each Period:

					(Unaudited)
	For the six months ended June 30,

		For the fiscal year ended December 31,
	2003	2002	2001	2000	1999	1998

Net asset value,
beginning of period	$5.6032	$5.3615	$5.2308	$5.0497	$5.4451	$5.3686

Income (loss) from
investment operations:
Net investment
income	0.1235	0.2396	0.2585	0.3172	0.3173	0.3180
Net realized and
unrealized gain
(loss) on
investments	0.0853	0.2417	0.1306	0.1811	(0.3954)	0.0765

Total from investment operations	0.2088	0.4813	0.3891	0.4983	(0.0781)	0.3945

Less distributions from net investment income	(0.0000)	(0.2396)	(0.2584)	(0.3172)	(0.3173)	(0.3180)

Net asset value, end of period	$5.8120	$5.6032	$5.3615	$5.2308	$5.0497	$5.4451

Total return	3.73%	8.98%	7.47%	9.83%	-1.44%	7.35%
Net assets, end of period
(in millions)	$264	$247	$171	$117	$111	$114
Ratio of expenses to
average net assets	0.84%(1)	0.83%	0.83%	0.84%	0.81%	0.67%
Ratio of net investment
income to average
net assets	4.33%(1)	4.92%	5.49%	6.08%	5.73%	5.99%
Portfolio turnover rate	22.02%	33.75%	29.06%	32.68%	47.27%	32.75%

(1)Annualized.

THE INVESTMENTS OF THE CORE EQUITY PORTFOLIO
June 30, 2003

COMMON STOCKS	Shares	Value

Aircraft - 7.79%
Boeing Company (The)	108,100	$ 3,709,992
Lockheed Martin Corporation	668,300	31,791,031
Northrop Grumman Corporation	69,200	5,971,268
Raytheon Company	310,700	10,203,388
		51,675,679
Aluminum - 3.27%
Alcoa Incorporated	851,000	21,700,500

Banks - 7.25%
Bank of America Corporation	88,000	6,954,640
U.S. Bancorp	1,015,500	24,879,750
Wells Fargo & Company	322,600	16,259,040
		48,093,430
Beverages - 2.94%
Anheuser-Busch Companies, Inc.	238,600	12,180,530
Coca-Cola Company (The)	157,200	7,295,652
		19,476,182
Broadcasting - 3.62%
Cox Communications, Inc., Class A*	375,627	11,982,501
Viacom Inc., Class B*	275,400	12,023,964
		24,006,465
Capital Equipment - 0.99%
Caterpillar Inc.	117,900	6,562,314

Chemicals - Petroleum and Inorganic - 1.46%
du Pont (E.I.) de Nemours and Company	232,000	9,660,480

Chemicals - Specialty - 1.99%
Air Products and Chemicals, Inc.	317,300	13,199,680

Computers - Peripherals - 4.64%
Microsoft Corporation	503,900	12,904,879
SAP Aktiengesellschaft, ADR	610,900	17,850,498
		30,755,377
Electronic Components - 2.68%
Analog Devices, Inc.*	258,900	9,014,898
Intel Corporation	422,300	8,775,394
		17,790,292
Farm Machinery - 0.99%
Deere & Company	144,100	6,585,370

See Notes to Schedule of Investments on page 44.

Health Care - Drugs - 5.96%
Amgen Inc.*	122,100	$ 8,114,766
Pfizer Inc.	918,927	31,381,357
		39,496,123
Health Care - General - 2.62%
Johnson & Johnson	149,300	7,718,810
Wyeth	212,200	9,665,710
		17,384,520
Hospital Supply and Management - 1.33%
Medtronic, Inc.	183,900	8,821,683

Household - General Products - 0.96%
Clorox Company (The)	149,400	6,371,910

Insurance - Property and Casualty - 5.22%
American International Group, Inc.	224,337	12,378,916
Berkshire Hathaway Inc., Class B*	5,000	12,150,000
Chubb Corporation (The)	168,600	10,116,000
		34,644,916
Petroleum - Canada - 1.12%
Nabors Industries Ltd.*	187,400	7,411,670

Petroleum - Domestic - 6.02%
Anadarko Petroleum Corporation	416,000	18,499,520
Burlington Resources Inc.	395,800	21,400,906
		39,900,426
Petroleum - International - 4.58%
Exxon Mobil Corporation	451,258	16,204,675
Royal Dutch Petroleum Company, NY Shares	304,000	14,172,480
		30,377,155
Petroleum - Services - 5.23%
Baker Hughes Incorporated	674,800	22,653,036
Schlumberger Limited	252,900	12,030,453
		34,683,489
Retail - General Merchandise - 2.04%
Kohl's Corporation*	262,800	13,502,664

Trucking and Shipping - 1.83%
United Parcel Service, Inc., Class B	190,200	12,115,740

Utilities - Electric - 6.19%
Dominion Resources, Inc.	431,900	27,758,213
Southern Company	426,500	13,289,740
		41,047,953

See Notes to Schedule of Investments on page 44.

Utilities - Telephone - 5.80%
BellSouth Corporation	520,600	$ 13,863,578
SBC Communications Inc.	572,900	14,637,595
Vodafone Group Plc, ADR	505,800	9,938,970
		38,440,143

TOTAL COMMON STOCKS - 86.52%		$573,704,161
(Cost: $496,066,130)

	Principal Amount in Thousands

SHORT-TERM SECURITIES		Value

Commercial Paper
Chemicals - Petroleum and Inorganic - 1.10%
du Pont (E.I.) de Nemours and Company,
1.11169%, Master Note	$7,295	7,295,000

Containers - 1.06%
Bemis Company, Inc.,
1.09%, 7-11-03	7,000	6,997,880

Electronic Equipment - 0.55%
Emerson Electric Co.,
1.06%, 7-15-03	3,639	3,637,500

Finance Companies - 1.21%
Caterpillar Financial Services Corp.,
1.01%, 7-9-03	3,000	2,999,327
USAA Capital Corp.,
1.01%, 7-1-03	5,000	5,000,000
		7,999,327

Food and Related - 1.35%
General Mills, Inc.,
1.1775%, Master Note	4,987	4,987,000
McCormick & Co. Inc.,
1.08%, 7-22-03	4,000	3,997,480
		8,984,480

Health Care - Drugs - 0.90%
Merck & Co., Inc.,
1.19%, 7-9-03	6,000	5,998,413

See Notes to Schedule of Investments on page 44.

Household - General Products - 1.51%
Kimberly-Clark Corporation,
1.0%, 8-27-03	$ 5,000	$ 4,992,083
Procter & Gamble Company (The),
1.0%, 7-29-03	5,000	4,996,111
		9,988,194
Retail - General Merchandise - 0.12%
May Department Stores Co.,
1.13%, 7-10-03	814	813,770

Petroleum - Domestic - 0.45%
Shell Finance (U.K.) PLC (Shell Petroleum
Co., Ltd. and Shell Petroleum N.V.),
1.1%, 7-18-03	3,000	2,998,442

Utilities - Electric - 0.60%
Detroit Edison Co.,
1.37%, 7-1-03	3,990	3,990,000

Utilities - Telephone - 2.26%
BellSouth Corporation,
1.02%, 7-15-03	5,000	4,998,017
SBC International Inc.,
1.1%, 7-17-03	5,000	4,997,555
Verizon Network Funding Corporation,
1.0%, 8-14-03	5,000	4,993,889
		14,989,461

Total Commercial Paper - 11.11%		73,692,467

United States Government Securities - 2.26%
United States Treasury Bills:
1.09%, 8-7-03	10,000	9,988,849
1.16%, 8-14-03	5,000	4,992,942
		14,981,791

TOTAL SHORT-TERM SECURITIES - 13.37%		$ 88,674,258
(Cost: $88,674,258)

See Notes to Schedule of Investments on page 44.

TOTAL INVESTMENT SECURITIES - 99.89%		$662,378,419
(Cost: $584,740,388)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.11%		707,035

NET ASSETS - 100.00%		$663,085,454

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES CORE EQUITY PORTFOLIO
June 30, 2003
(In Thousands, Except for Per Share Amounts)	(Unaudited)

ASSETS
Investment securities - at value (cost - $584,740)
(Notes 1 and 3)	$662,378
Cash	1
Receivables:
Dividends and interest	823
Fund shares sold	516
Prepaid insurance premium	2
Total assets
663,720
LIABILITIES
Payable to Fund shareholders	563
Accrued management fee (Note 2)	13
Accrued accounting services fee (Note 2)	6
Accrued service fee (Note 2)	4
Other	49
Total liabilities
635
Total net assets
$663,085
NET ASSETS
$0.001 par value capital stock:
Capital stock	$ 78
Additional paid-in capital	774,201
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	2,367
Accumulated undistributed net realized loss on
investment transactions	(191,220)
Net unrealized appreciation in value of investments	77,659
Net assets applicable to outstanding units of capital
$663,085
Net asset value, redemption and offering price per share
$ 8.5525
Capital shares outstanding	77,531
Capital shares authorized	135,000

STATEMENT OF OPERATIONS CORE EQUITY PORTFOLIO For the Six Months Ended June 30, 2003 (In Thousands)

(Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $78)	$ 5,081
Interest and amortization	424
Total income
5,505
Expenses (Note 2):
Investment management fee	2,199
Service fee	785
Accounting services fee	39
Custodian fees	15
Audit fees	10
Legal fees	8
Other	82
Total expenses
3,138
Net investment income
2,367
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)

Realized net gain on investments	3,533
Unrealized appreciation in value of investments
during the period	30,661
Net gain on investments
34,194
Net increase in net assets resulting from operations
$36,561

STATEMENT OF CHANGES IN NET ASSETS CORE EQUITY PORTFOLIO
(In Thousands)	(Unaudited)

	For the six months ended June 30, 2003	For the fiscal year ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$ 2,367	$ 3,789
Realized net gain (loss) on investments	3,533	(117,234)
Unrealized appreciation (depreciation)	30,661	(82,463)

Net increase (decrease) in net assets

resulting from operations
	36,561	(195,908)

Dividends to shareholders from (Note 1E):(1)
Net investment income
	-	(3,811)
Realized gains on securities transactions
	-	-

	-	(3,811)
Capital share transactions(2)
Total increase (decrease)	13,394	(262,821)
NET ASSETS
Beginning of period	649,691	912,512

End of period	$663,085	$649,691

Undistributed net investment income	$ 2,367	$ -

(1)See "Financial Highlights" on page 48.

(2)Shares issued from sale of shares	4,615	12,333
Shares issued from reinvestment of
dividend and/or capital gains distribution	-	472
Shares redeemed	(7,571)	(20,391)

Decrease in outstanding capital shares	(2,956)	(7,586)

Value issued from sale of shares	$ 37,242	$113,722
Value issued from reinvestment of
dividend and/or capital gains distribution	-	3,811
Value redeemed	(60,409)	(180,635)

Decrease in outstanding capital	$ (23,167)	$ (63,102)

FINANCIAL HIGHLIGHTS CORE EQUITY PORTFOLIO For a Share of Capital Stock Outstanding Throughout Each Period:

					(Unaudited)

	For the six months ended June 30,

		For the fiscal year ended December 31,

	2003	2002	2001	2000	1999	1998

Net asset value,
beginning of period	$8.0720	$10.3608	$12.2027	$12.9609	$12.3351	$11.9615
Income (loss) from
investment operations:
Net investment income	0.0305	0.0476	0.0231	0.0376	0.1571	0.1752
Net realized and unrealized gain (loss)
on investments	0.4500	(2.2888)	(1.8418)	1.1650	1.3879	2.3532
Total from investment
operations	0.4805	(2.2412)	(1.8187)	1.2026	1.5450	2.5284
Less distributions from:

Capital gains	(0.0000)	(0.0000)	(0.0003)	(1.9248)	(0.7622)	(1.9796)

Total distributions	(0.0000)	(0.0476)	(0.0232)	(1.9608)	(0.9192)	(2.1548)
Net asset value,
end of period	$8.5525	$8.0720	$10.3608	$12.2027	$12.9609	$12.3351

Total return	5.95%	-21.63%	-14.91%	9.28%	12.52%	21.14%
Net assets, end of period
(in millions)	$663	$650	$913	$1,084	$941	$811
Ratio of expenses to
average net assets	1.00%(1)	0.99%	0.98%	0.98%	0.96%	0.80%
Ratio of net investment
income to average
net assets	0.75%(1)	0.50%	0.21%	0.28%	1.23%	1.35%
Portfolio turnover rate	23.83%	38.37%	30.50%	49.11%	70.20%	62.84%

(1)Annualized.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
June 30, 2003

COMMON STOCKS	Shares	Value

Aircraft - 4.21%
Lockheed Martin Corporation	390,400	$ 18,571,328
Northrop Grumman Corporation	85,000	7,334,650
Raytheon Company	185,000	6,075,400
		31,981,378
Banks - 5.69%
Bank of America Corporation	120,200	9,499,406
Citigroup Inc.	481,500	20,608,200
Wells Fargo & Company	260,200	13,114,080
		43,221,686
Beverages - 2.77%
Anheuser-Busch Companies, Inc.	230,000	11,741,500
Coca-Cola Company (The)	200,000	9,282,000
		21,023,500
Broadcasting - 2.69%
Clear Channel Communications, Inc.*	180,000	7,630,200
Viacom Inc., Class B*	293,442	12,811,678
		20,441,878

Business Equipment and Services - 3.67%
BearingPoint, Inc.*	250,000	2,412,500
First Data Corporation	216,400	8,967,616
Manpower Inc.	225,000	8,345,250
Synopsys, Inc.*	131,000	8,100,385
		27,825,751

Capital Equipment - 1.39%
Cooper Cameron Corporation*	210,200	10,589,876

Chemicals - Specialty - 1.85%
Air Products and Chemicals, Inc.	200,000	8,320,000
Praxair, Inc.	95,000	5,709,500
		14,029,500

Communications Equipment - 4.50%
Cisco Systems, Inc.*	1,311,900	21,902,170
Nokia Corporation, Series A, ADR	745,000	12,240,350
		34,142,520

Computers - Micro - 2.02%
Dell Computer Corporation*	480,200	15,306,375

See Notes to Schedule of Investments on page 52.

Computers - Peripherals - 13.58%
Check Point Software Technologies Ltd.*	379,600	$ 7,404,098
EMC Corporation*	1,894,200	19,832,274
Electronic Arts Inc.*	103,400	7,649,015
Microsoft Corporation	1,276,500	32,691,165
Oracle Corporation*	553,400	6,651,868
SAP Aktiengesellschaft, ADR	725,200	21,190,344
VERITAS Software Corporation*	266,600	7,662,084
		103,080,848

Cosmetics and Toiletries - 0.96%
Estee Lauder Companies Inc. (The), Class A	217,300	7,286,069

Electrical Equipment - 0.52%
W.W. Grainger, Inc.	85,000	3,974,600

Electronic Components - 4.06%
Analog Devices, Inc.*	232,700	8,102,614
Linear Technology Corporation	115,000	3,713,350
Maxim Integrated Products, Inc.	155,000	5,294,025
Microchip Technology Incorporated	450,200	11,061,414
Texas Instruments Incorporated	150,000	2,640,000
		30,811,403

Electronic Instruments - 1.01%
Applied Materials, Inc.*	482,600	7,646,797

Health Care - Drugs - 10.96%
Amgen Inc.*	355,400	23,619,884
Barr Laboratories, Inc.*	117,900	7,722,450
Forest Laboratories, Inc.*	144,300	7,900,425
Gilead Sciences, Inc.*	160,000	8,887,200
Pfizer Inc.	787,175	26,882,026
Teva Pharmaceutical Industries Limited, ADR	144,300	8,210,670
		83,222,655

Health Care - General - 4.91%
Biomet, Inc.	240,000	6,882,000
Johnson & Johnson	213,800	11,053,460
Wyeth	150,000	6,832,500
Zimmer Holdings, Inc.*	277,500	12,501,375
		37,269,335
Hospital Supply and Management - 3.73%
Health Management Associates, Inc., Class A	414,300	7,643,835
Medtronic, Inc.	430,400	20,646,288
		28,290,123

See Notes to Schedule of Investments on page 52.

Hotels and Gaming - 1.75%
International Game Technology*	130,000	$ 13,302,900

Household - General Products - 2.86%
Clorox Company (The)	165,000	7,037,250
Colgate-Palmolive Company	125,000	7,243,750
Procter & Gamble Company (The)	83,300	7,428,694
		21,709,694

Motor Vehicle Parts - 1.55%
AutoZone, Inc.*	79,300	6,024,421
Danaher Corporation	85,000	5,784,250
		11,808,671
Motor Vehicles - 0.50%
Harley-Davidson, Inc.	94,700	3,774,742

Petroleum - Domestic - 1.50%
Burlington Resources Inc.	210,500	11,381,735

Petroleum - Services - 3.81%
Baker Hughes Incorporated	255,000	8,560,350
BJ Services Company*	207,400	7,748,464
Smith International, Inc.*	344,000	12,638,560
		28,947,374

Retail - General Merchandise - 4.75%
Dollar General Corporation	310,300	5,666,078
Family Dollar Stores, Inc.	292,100	11,143,615
Kohl's Corporation*	180,000	9,248,400
Target Corporation	265,300	10,038,952
		36,097,045

Retail - Specialty Stores - 2.33%
Home Depot, Inc. (The)	300,100	9,939,312
Lowe's Companies, Inc.	180,400	7,748,180
		17,687,492

Security and Commodity Brokers - 5.19%
Goldman Sachs Group, Inc. (The)	245,200	20,535,500
Janus Capital Group Inc.	240,000	3,936,000
SLM Corporation	285,000	11,163,450
T. Rowe Price Group, Inc.	99,200	3,737,856
		39,372,806

Timesharing and Software - 2.11%
eBay Inc.*	154,300	16,045,657

See Notes to Schedule of Investments on page 52.

Utilities - Telephone - 0.92%
Vodafone Group Plc, ADR	355,000	$ 6,975,750

TOTAL COMMON STOCKS - 95.79%		$727,248,160
(Cost: $637,697,553)

TOTAL SHORT-TERM SECURITIES - 6.36%		$ 48,316,282
(Cost: $48,316,282)

TOTAL INVESTMENT SECURITIES - 102.15%		$775,564,442
(Cost: $686,013,835)

LIABILITIES, NET OF CASH AND OTHER ASSETS -(2.15%)		(16,359,747)

NET ASSETS - 100.00%		$759,204,695

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.
STATEMENT OF ASSETS AND LIABILITIES GROWTH PORTFOLIO June 30, 2003 (In Thousands, Except for Per Share Amounts)

(Unaudited)

ASSETS
Investment securities-at value (cost - $686,014)
(Notes 1 and 3)	$775,564
Receivables:
Fund shares sold	688
Dividends and interest	230
Prepaid insurance premium	3
Total assets
776,485
LIABILITIES
Payable for investment securities purchased	16,323
Payable to Fund shareholders	878
Accrued management fee (Note 2)	15
Accrued accounting services fee (Note 2)	8
Accrued service fee (Note 2)	5
Other	51
Total liabilities
17,280
Total net assets
$759,205
NET ASSETS
$0.001 par value capital stock:
Capital stock	$ 105
Additional paid-in capital	837,944
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(247)
Accumulated undistributed net realized loss on
investment transactions	(168,148)
Net unrealized appreciation in value of investments	89,551
Net assets applicable to outstanding units of capital
$759,205
Net asset value, redemption and offering price per share	$ 7.2010
Capital shares outstanding	105,431
Capital shares authorized	175,000

STATEMENT OF OPERATIONS GROWTH PORTFOLIO For the Six Months Ended June 30, 2003 (In Thousands)

(Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $40)	$ 2,867
Interest and amortization	403
Total income	3,270
Expenses (Note 2):
Investment management fee	2,469
Service fee	882
Accounting services fee	40
Custodian fees	19
Audit fees	10
Legal fees	9
Other	88
Total expenses
3,517
Net investment loss
(247)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)

Realized net loss on investments	(2,124)
Unrealized appreciation in value of investments
during the period	64,228
Net gain on investments
62,104
Net increase in net assets resulting from operations
$61,857

STATEMENT OF CHANGES IN NET ASSETS GROWTH PORTFOLIO
(In Thousands)	(Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,

	2003	2002

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$ (247)	$ 92
Realized net loss on investments	(2,124)	(81,247)
Unrealized appreciation (depreciation)	64,228	(126,019)
Net increase (decrease) in net assets
resulting from operations	61,857	(207,174)
Dividends to shareholders from (Note 1E):(1)
Net investment income
	-	(92)
Realized gains on securities transactions
	-	-
	-	(92)
Capital share transactions(2)	(7,296)	(83,472)
Total increase (decrease)
	54,561	(290,738)
NET ASSETS
Beginning of period	704,644	995,382
End of period	$759,205	$704,644
Undistributed net investment income (loss)
	$ (247)	$ -

(1)See "Financial Highlights" on page 56

(2)Shares issued from sale of shares	8,172	17,139
Shares issued from reinvestment of
dividend and/or capital gains distribution	-	14
Shares redeemed	(9,439)	(29,061)
Decrease in outstanding capital shares	(1,267)	(11,908)
Value issued from sale of shares	$ 55,982	$ 130,482
Value issued from reinvestment of
dividend and/or capital gains distribution	-	92
Value redeemed	(63,278)	(214,046)
Decrease in outstanding capital	$ (7,296)	$ (83,472)

FINANCIAL HIGHLIGHTS GROWTH PORTFOLIO For a Share of Capital Stock Outstanding Throughout Each Period:

					(Unaudited)

	For the six months ended June 30,

		For the fiscal year ended December 31,

	2003	2002	2001	2000	1999	1998

Net asset value,
beginning of period	$6.6041	$8.3923	$9.8831	$10.8751	$ 9.2989	$7.5679
Income (loss) from
investment operations:
Net investment
income (loss)	(0.0023)	0.0009	0.0246	0.0163	0.0056	0.0456
Net realized and
unrealized gain (loss)
on investments	0.5992	(1.7882)	(1.4417)	0.1375	3.1886	2.0215
Total from investment
operations	0.5969	(1.7873)	(1.4171)	0.1538	3.1942	2.0671
Less distributions from:
Net investment income	(0.0000)	(0.0009)	(0.0246)	(0.0163)	(0.0056)	(0.0456)

Capital gains	(0.0000)	(0.0000)	(0.0491)	(1.1295)	(1.6124)	(0.2905)

Total distributions	(0.0000)	(0.0009)	(0.0737)	(1.1458)	(1.6180)	(0.3361)

Net asset value, end of period	$7.2010	$6.6041	$8.3923	$ 9.8831	$10.8751	$9.2989

Total return	9.04%	-21.30%	-14.34%	1.41%	34.35%	27.31%
Net assets, end of period
(in millions)	$759	$705	$995	$1,256	$1,163	$825
Ratio of expenses to
average net assets	1.00%(1)	0.99%	0.97%	0.96%	0.96%	0.80%
Ratio of net investment
income (loss) to
average net assets	-0.07%(1)	0.01%	0.27%	0.14%	0.06%	0.55%
Portfolio turnover rate	33.68%	40.58%	50.70%	56.52%	65.82%	75.58%

(1)Annualized.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
June 30, 2003

COMMON STOCKS, RIGHT AND WARRANTS	Shares	Value

Communications Equipment - 0.00%
Primus Telecommunications Group,
Incorporated, Warrants*	500	$ 562

Health Care - General - 1.17%
ALARIS Medical, Inc.*	133,000	1,722,350

Petroleum - Services - 0.20%
Baker Hughes Incorporated	5,000	167,850
Schlumberger Limited	2,500	118,925
		286,775

Retail - General Merchandise - 0.07%
United Auto Group, Inc.*	5,000	108,900

Utilities - Telephone - 0.00%
GT Group Telecom, Inc., Warrants (A)*	300	262
IWO Holdings, Inc., Warrants (A)*	1,500	15
Leap Wireless International, Inc.,
Warrants (A)*	1,250	13
ONO Finance Plc, Rights (A)*	250	3
		293

TOTAL COMMON STOCKS, RIGHT AND WARRANTS - 1.44%		$ 2,118,880
(Cost: $2,583,679)

PREFERRED STOCKS

Broadcasting - 0.01%
Adelphia Communications Corporation,
13.0%*	12,500	6,250

Business Equipment and Services - 1.11%
Allied Waste Industries, Inc.,
6.25%, Convertible	10,000	587,000
Xerox Corporation,
6.25%, Convertible*	10,000	1,048,500
		1,635,500

Multiple Industry - 1.06%
Anvil Holdings, Inc., 13.0%*	65,626	1,558,630

See Notes to Schedule of Investments on page 67.

Utilities - Telephone - 0.00%
Intermedia Communications Inc., 13.5%*	1	$ 2

TOTAL PREFERRED STOCKS - 2.18%		$ 3,200,382
(Cost: $3,442,306)

	Principal
	Amount in
CORPORATE DEBT SECURITIES	Thousands	Value

Air Transportation - 0.20%
Offshore Logistics, Inc.,
6.125%, 6-15-13 (A)	$ 300	300,750

Beverages - 1.12%
Cott Beverages Inc.,
8.0%, 12-15-11	1,000	1,080,000
Le-Nature's, Inc.,
9.0%, 6-15-13 (A)	550	566,500
		1,646,500

Broadcasting - 4.55%
DIRECTV Holdings LLC and DIRECTV Financing Co.,Inc.,
8.375%, 3-15-13 (A)	1,075	1,198,625
Gray Communications Systems, Inc.,
9.25%, 12-15-11	500	552,500
Insight Communications Company, Inc.,
0.0%, 2-15-11 (B)	500	415,000
LIN Television Corporation,
6.5%, 5-15-13 (A)	1,000	997,500
Mediacom Broadband LLC and Mediacom
Broadband Corporation,
11.0%, 7-15-13	50	55,625
PanAmSat Corporation,
8.5%, 2-1-12	1,250	1,353,125
Spanish Broadcasting System, Inc.,
9.625%, 11-1-09	1,000	1,062,500
Susquehanna Media Co.,
8.5%, 5-15-09	1,000	1,055,000
		6,689,875

Business Equipment and Services - 8.09%
Allbritton Communications Company,
7.75%, 12-15-12 (A)	1,000	1,032,500
Allied Waste North America, Inc.:
8.5%, 12-1-08	2,000	2,150,000
10.0%, 8-1-09	2,000	2,125,000
DigitalNet, Inc.,
9.0%, 7-15-10 (A)	1,500	1,500,000

See Notes to Schedule of Investments on page 67.

IESI Corporation,
10.25%, 6-15-12	$1,150	$ 1,219,000
Iron Mountain Incorporated,
6.625%, 1-1-16	1,200	1,182,000
Moore North America Finance Inc.,
7.875%, 1-15-11 (A)	750	781,875
Pierce Leahy Command Company,
8.125%, 5-15-08	335	348,400
Vertis, Inc.:
9.75%, 4-1-09 (A)	150	156,000
10.875%, 6-15-09	1,400	1,400,000
		11,894,775

Capital Equipment - 1.65%
CSK Auto, Inc.,
12.0%, 6-15-06	1,500	1,665,000
Esterline Technologies Corporation,
7.75%, 6-15-13 (A)	750	768,750
		2,433,750

Chemicals - Petroleum and Inorganic - 0.33%
PolyOne Corporation,
10.625%, 5-15-10 (A)	500	487,500

Chemicals - Specialty - 2.14%
Buckeye Cellulose Corporation,
8.5%, 12-15-05	1,000	995,000
Ethyl Corporation,
8.875%, 5-1-10 (A)	250	255,000
Salt Holdings Corporation:
0.0%, 12-15-12 (A)(B)	1,350	918,000
0.0%, 6-1-13 (A)(B)	1,750	980,000
		3,148,000

Coal - 0.53%
Peabody Energy Corporation,
6.875%, 3-15-13 (A)	750	785,625

Communications Equipment - 2.03%
EchoStar DBS Corporation,
9.375%, 2-1-09	1,500	1,599,375
Primus Telecommunications Group, Incorporated,
11.25%, 1-15-09	1,500	1,387,500
		2,986,875

Computers - Peripherals - 0.18%
Titan Corporation (The),
8.0%, 5-15-11 (A)	250	265,000

See Notes to Schedule of Investments on page 67.

Construction Materials - 2.30%
ANR Pipeline Company,
8.875%, 3-15-10 (A)	$ 500	$ 546,250
Brand Services, Inc.,
12.0%, 10-15-12	650	741,000
Nortek, Inc.,
9.875%, 6-15-11	1,000	1,052,500
Texas Industries, Inc.,
10.25%, 6-15-11 (A)	1,000	1,045,000
		3,384,750

Containers - 3.89%
BWAY Corporation,
10.0%, 10-15-10 (A)	1,000	1,015,000
Crown European Holdings SA:
9.5%, 3-1-11 (A)	1,000	1,080,000
10.875%, 3-1-13 (A)	300	327,000
Jarden Corporation,
9.75%, 5-1-12	250	267,500
MDP Acquisitions plc,
9.625%, 10-1-12	900	994,500
Owens-Illinois, Inc.,
7.35%, 5-15-08	1,000	1,000,000
Silgan Holdings Inc.,
9.0%, 6-1-09	1,000	1,035,000
		5,719,000

Cosmetics and Toiletries - 0.01%
Chattem, Inc.,
8.875%, 4-1-08	21	21,682

Electrical Equipment - 3.48%
Integrated Electrical Services, Inc.,
9.375%, 2-1-09	1,250	1,268,750
Level 3 Communications, Inc.,
0.0%, 12-1-08 (B)	750	646,875
Northwest Pipeline Corporation,
8.125%, 3-1-10	750	806,250
Rexnord Corporation,
10.125%, 12-15-12 (A)	500	550,000
SPX Corporation:
6.25%, 6-15-11	750	765,000
7.5%, 1-1-13	1,000	1,082,500
		5,119,375

Electronic Components - 0.34%
Thomas & Betts Corporation,
7.25%, 6-1-13	500	500,000

See Notes to Schedule of Investments on page 67.

Finance Companies - 0.93%
MSW Energy Holdings LLC and MSW Energy
Finance Co., Inc.,
8.5%, 9-1-10 (A)	$ 300	$ 308,250
NBC Acquisition Corp.,
10.75%, 2-15-09	500	500,000
Nexstar Finance, L.L.C. and Nexstar Finance, Inc.,
12.0%, 4-1-08	500	557,500
		1,365,750

Food and Related - 3.24%
American Seafoods Group LLC and
American Seafoods, Inc.,
10.125%, 4-15-10	860	976,100
B & G Foods, Inc.,
9.625%, 8-1-07	1,500	1,545,000
Chiquita Brands International, Inc.,
10.56%, 3-15-09	1,000	1,085,000
Del Monte Corporation,
8.625%, 12-15-12 (A)	400	424,000
Merisant Company,
9.5%, 7-15-13 (A)	450	465,750
Pilgrim's Pride Corporation,
9.625%, 9-15-11	250	266,875
		4,762,725

Forest and Paper Products - 2.42%
Georgia-Pacific Corporation:
8.875%, 2-1-10 (A)	500	542,500
8.875%, 5-15-31	1,440	1,411,200
Jefferson Smurfit Corporation,
8.25%, 10-1-12	1,500	1,608,750
		3,562,450

Furniture and Furnishings - 0.39%
Associated Materials Incorporated,
9.75%, 4-15-12	525	572,906

Health Care - Drugs - 1.12%
aaiPharma Inc.,
11.0%, 4-1-10	1,500	1,650,000

Health Care - General - 0.92%
Psychiatric Solutions, Inc.,
10.625%, 6-15-13 (A)	450	463,500
Sybron Dental Specialties, Inc.,
8.125%, 6-15-12	850	896,750
		1,360,250

See Notes to Schedule of Investments on page 67.

Homebuilders, Mobile Homes - 1.48%
WCI Communities, Inc.:
10.625%, 2-15-11	$1,000	$ 1,105,000
9.125%, 5-1-12	1,000	1,065,000
		2,170,000

Hospital Supply and Management - 4.19%
Coventry Health Care, Inc.,
8.125%, 2-15-12	1,500	1,627,500
Insight Health Services Corp.,
9.875%, 11-1-11	1,250	1,312,500
Medex, Inc.,
8.875%, 5-15-13 (A)	1,000	1,037,500
Triad Hospitals Holdings, Inc.,
11.0%, 5-15-09	1,000	1,102,500
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	1,000	1,080,000
		6,160,000

Hotels and Gaming - 1.77%
CapStar Hotel Company,
8.75%, 8-15-07	500	452,500
Circus and Eldorado Joint Venture
and Silver Legacy Capital Corp.,
10.125%, 3-1-12	400	393,000
John Q Hammons Hotels, L.P. and John Q
Hammons Hotels Finance Corporation III,
8.875%, 5-15-12	250	262,500
Mandalay Resort Group,
9.375%, 2-15-10	250	282,500
Mohegan Tribal Gaming Authority,
8.0%, 4-1-12	600	648,000
Venetian Casino Resort, LLC and Las Vegas Sands, Inc.,
11.0%, 6-15-10	500	563,750
		2,602,250

Household - General Products - 3.45%
Central Garden & Pet Company,
9.125%, 2-1-13	200	213,000
JohnsonDiversey, Inc.,
9.625%, 5-15-12	1,060	1,184,550
Sealy Mattress Company:
9.875%, 12-15-07	300	298,500
10.875%, 12-15-07	1,250	1,275,000

See Notes to Schedule of Investments on page 67.

Simmons Company,
10.25%, 3-15-09	$1,510	$ 1,615,700
Tekni-Plex, Inc.,
12.75%, 6-15-10	500	487,500
		5,074,250

Leisure Time Industry - 1.01%
Premier Parks Inc.,
9.75%, 6-15-07	1,500	1,485,000

Metal Fabrication - 0.37%
Wolverine Tube, Inc.,
10.5%, 4-1-09	500	537,500

Mining - 0.76%
Compass Minerals Group, Inc.,
10.0%, 8-15-11	1,000	1,120,000

Motion Pictures - 2.22%
AMC Entertainment Inc.,
9.5%, 3-15-09	1,000	1,022,500
Cinemark USA, Inc.:
8.5%, 8-1-08	1,000	1,032,500
9.0%, 2-1-13 (A)	1,120	1,215,200
		3,270,200

Motor Vehicle Parts - 1.01%
Collins & Aikman Floorcoverings, Inc.,
9.75%, 2-15-10	500	522,500
R.J. Tower Corporation,
12.0%, 6-1-13 (A)	1,000	960,000
		1,482,500

Motor Vehicles - 2.02%
General Motors Corporation,
7.125%, 7-15-13	600	596,796
NMHG Holding Co.,
10.0%, 5-15-09	1,000	1,100,000
Sonic Automotive, Inc.,
11.0%, 8-1-08	1,200	1,272,000
		2,968,796

See Notes to Schedule of Investments on page 67.

Multiple Industry - 6.46%
Alderwoods Group, Inc.,
12.25%, 1-2-09	$ 500	$ 522,500
Doane Pet Care Company,
10.75%, 3-1-10	700	763,000
Fisher Scientific International Inc.,
8.125%, 5-1-12	1,000	1,070,000
IASIS Healthcare Corporation,
8.5%, 10-15-09 (A)	1,000	1,010,000
Jacuzzi Brands, Inc.,
9.625%, 7-1-10 (A)	1,750	1,750,000
Muzak LLC and Muzak Finance Corp.,
10.0%, 2-15-09 (A)	500	523,750
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	750	813,750
Vivendi Universal S.A.,
9.25%, 4-15-10 (A)	1,000	1,137,500
WESCO Distribution, Inc.,
9.125%, 6-1-08	1,500	1,398,750
Worldspan, L.P. and WS Financing Corp.,
9.75%, 6-15-11 (A)	500	515,000
		9,504,250

Petroleum - Domestic - 1.28%
Chesapeake Energy Corporation,
9.0%, 8-15-12	500	557,500
Houston Exploration Company (The),
7.0%, 6-15-13 (A)	750	774,375
Westport Resources Corporation,
8.25%, 11-1-11	500	547,500
		1,879,375

Petroleum - Services - 1.10%
Key Energy Services, Inc.,
8.375%, 3-1-08	750	813,750
SESI, L.L.C.,
8.875%, 5-15-11	750	806,250
		1,620,000

See Notes to Schedule of Investments on page 67.

Publishing - 3.07%
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11 (A)	$ 500	$ 515,000
Dex Media East LLC and Dex Media East Finance Co.:
9.875%, 11-15-09	500	557,500
12.125%, 11-15-12	525	620,813
Phoenix Color Corp.,
10.375%, 2-1-09	1,500	1,425,000
TransWestern Publishing Company LLC,
9.625%, 11-15-07	1,340	1,396,950
		4,515,263

Railroad - 0.64%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	900	932,625

Real Estate Investment Trusts - 2.38%
La Quinta Properties, Inc.,
8.875%, 3-15-11 (A)	1,000	1,065,000
Meritage Corporation,
9.75%, 6-1-11	1,275	1,408,875
Thornburg Mortgage, Inc.,
8.0%, 5-15-13 (A)	1,000	1,020,000
		3,493,875

Restaurants - 1.52%
Carrols Corporation,
9.5%, 12-1-08	250	243,125
Domino's, Inc.,
8.25%, 7-1-11 (A)	550	567,875
Friendly Ice Cream Corporation,
10.5%, 12-1-07	1,398	1,429,455
		2,240,455

Retail - Food Stores - 0.71%
Roundy's, Inc.,
8.875%, 6-15-12	1,000	1,045,000

Retail - General Merchandise - 1.45%
Interline Brands, Inc.,
11.5%, 5-15-11 (A)	500	527,500
United Auto Group, Inc.,
9.625%, 3-15-12	1,500	1,605,000
		2,132,500

See Notes to Schedule of Investments on page 67.

Retail - Specialty Stores - 2.92%
American Achievement Corporation,
11.625%, 1-1-07	$1,000	$ 1,070,000
Jo-Ann Stores, Inc.,
10.375%, 5-1-07	723	760,054
Michaels Stores, Inc.,
9.25%, 7-1-09	1,000	1,120,000
Rent-A-Center, Inc.,
7.5%, 5-1-10 (A)	300	315,000
Rite Aid Corporation,
8.125%, 5-1-10 (A)	1,000	1,035,000
		4,300,054

Timesharing and Software - 1.25%
Cooperative Computing, Inc.,
10.5%, 6-15-11 (A)	750	768,750
NDCHealth Corporation,
10.5%, 12-1-12 (A)	1,000	1,072,500
		1,841,250

Utilities - Electric - 0.73%
AES Corporation (The),
8.75%, 5-15-13 (A)	500	520,000
National Waterworks, Inc.,
10.5%, 12-1-12	500	553,125
		1,073,125

Utilities - Gas and Pipeline - 7.27%
AmeriGas Partners, L.P. and AP Eagle Finance Corp.,
8.875%, 5-20-11	2,500	2,725,000
El Paso Energy Partners, L.P. and El Paso
Energy Partners Finance Corporation,
8.5%, 6-1-10 (A)	750	802,500
El Paso Production Holding Company,
7.75%, 6-1-13 (A)	1,500	1,496,250
Ferrellgas Partners, L.P. and Ferrellgas
Partners Finance Corp.,
8.75%, 6-15-12	2,000	2,170,000
Southern Natural Gas Company,
8.875%, 3-15-10 (A)	1,000	1,090,000
Williams Companies, Inc. (The):
8.625%, 6-1-10	500	522,500
7.5%, 1-15-31	2,000	1,890,000
		10,696,250

See Notes to Schedule of Investments on page 67.

Utilities - Telephone - 5.50%
Centennial Communications Corp. and
Centennial Cellular Operating Co. LLC,
10.125%, 6-15-13 (A)	$ 450	$ 445,500
Charter Communications Holdings, LLC and Charter
Communications Holdings Capital Corporation:
0.0%, 4-1-11 (B)	1,000	657,500
0.0%, 5-15-11 (B)	2,000	1,010,000
Nextel Communications, Inc.:
10.65%, 9-15-07	2,000	2,065,000
9.95%, 2-15-08	1,000	1,045,000
Nextel Partners, Inc.,
8.125%, 7-1-11 (A)	1,250	1,246,875
Triton PCS, Inc.,
8.5%, 6-1-13 (A)	1,500	1,612,500
		8,082,375

TOTAL CORPORATE DEBT SECURITIES - 94.42%		$138,884,431
(Cost: $131,823,768)

TOTAL SHORT-TERM SECURITIES - 1.92%		$ 2,827,000
(Cost $2,827,000)

TOTAL INVESTMENT SECURITIES - 99.96%		$147,030,693
(Cost: $140,676,753)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.04%		65,502

NET ASSETS - 100.00%		$147,096,195

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the total value of these securities amounted to $40,784,743 or 27.73% of net assets.
(B)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.
STATEMENT OF ASSETS AND LIABILITIES HIGH INCOME PORTFOLIO June 30, 2003 (In Thousands, Except for Per Share Amounts)

(Unaudited)

ASSETS
Investment securities-at value (cost - $140,677)
(Notes 1 and 3)	$147,031
Receivables:
Investment securities sold	4,544
Dividends and interest	2,313
Fund shares sold	267
Prepaid insurance premium	1
Total assets
154,156
LIABILITIES
Payable for investment securities purchased	6,913
Payable to Fund shareholders	110
Due to custodian	20
Accrued accounting services fee (Note 2)	4
Accrued management fee (Note 2)	3
Accrued service fee (Note 2)	1
Other	9
Total liabilities
7,060
Total net assets
$147,096
NET ASSETS
$0.001 par value capital stock:
Capital stock	$ 44
Additional paid-in capital	178,209
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	5,581
Accumulated undistributed net realized loss
on investment transactions	(43,092)
Net unrealized appreciation in value of investments	6,354
Net assets applicable to outstanding units of capital
$147,096
Net asset value, redemption and offering price per share
$ 3.3223
Capital shares outstanding	44,276
Capital shares authorized	70,000

STATEMENT OF OPERATIONS HIGH INCOME PORTFOLIO For the Six Months Ended June 30, 2003 (In Thousands)

(Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$ 6,204
Dividends	23
Total income
6,227
Expenses (Note 2):
Investment management fee	422
Service fee	169
Accounting services fee	22
Audit fees	8
Custodian fees	7
Legal fees	1
Other	17
Total expenses
646
Net investment income
5,581
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)

Realized net gain on investments	999
Unrealized appreciation in value of investments
during the period	7,390
Net gain on investments
8,389
Net increase in net assets resulting from operations
$13,970

STATEMENT OF CHANGES IN NET ASSETS HIGH INCOME PORTFOLIO (In Thousands)

	(Unaudited)

	For the six months ended June 30, 2003	For the fiscal year ended December 31, 2002

INCREASE IN NET ASSETS
Operations:
Net investment income	$ 5,581	$ 10,217
Realized net gain (loss) on investments	999	(11,835)
Unrealized appreciation (depreciation)	7,390	(847)

Net increase (decrease) in net assets resulting from operations
	13,970	(2,465)

Dividends to shareholders from net investment income (Note 1E)(1)	-	(10,217)
Capital share transactions(2)	5,158	24,323

Total increase
	19,128	11,641
NET ASSETS
Beginning of period	127,968	116,327

End of period	$147,096	$127,968

Undistributed net investment income
	$ 5,581	$ -

(1)See "Financial Highlights" on page 71

(2)Shares issued from sale of shares	6,287	12,223
Shares issued from reinvestment of dividend	-	3,407
Shares redeemed	(4,687)	(7,928)

Increase in outstanding capital shares
	1,600	7,702

Value issued from sale of shares	$ 19,731	$ 39,863
Value issued from reinvestment of dividend	-	10,217
Value redeemed	(14,573)	(25,757)

Increase in outstanding capital
	$ 5,158	$ 24,323

FINANCIAL HIGHLIGHTS HIGH INCOME PORTFOLIO For a Share of Capital Stock Outstanding Throughout Each Period:

					(Unaudited)

	For the six months ended June 30,

		For the fiscal year ended December 31,
	2003	2002	2001	2000	1999	1998

Net asset value, beginning of period	$2.9986	$3.3261	$3.3542	$4.1691	$4.4143	$4.7402

Income (loss) from investment operations:

Net investment income
	0.1261	0.2602	0.3346	0.4107	0.4313	0.4185
Net realized and
unrealized gain
(loss) on
investments	0.1976	(0.3275)	(0.0281)	(0.8149)	(0.2452)	(0.3259)
Total from investment
operations	0.3237	(0.0673)	0.3065	(0.4042)	0.1861	0.0926
Less distributions
from net investment
income	(0.0000)	(0.2602)	(0.3346)	(0.4107)	(0.4313)	(0.4185)
Net asset value,
end of period	$3.3223	$2.9986	$3.3261	$3.3542	$4.1691	$4.4143

Total return	10.79%	-2.02%	9.18%	-9.73%	4.22%	1.95%
Net assets, end of period
(in millions)	$147	$128	$116	$102	$121	$126
Ratio of expenses to
average net assets	0.96%(1)	0.95%	0.93%	0.96%	0.92%	0.77%
Ratio of net investment
income to average
net assets	8.27%(1)	8.42%	9.60%	10.02%	9.17%	8.76%
Portfolio turnover rate	66.92%	85.17%	193.71%	118.96%	87.84%	63.64%

(1)Annualized.

As a shareholder of International Growth Fund, for every $100 you had invested on
June 30, 2003, your Fund was invested by geographic region and by industry, respectively, as follows:

Europe	$62.80
Cash and Cash Equivalents	$16.62
Pacific Basin	$15.40
Canada	$ 2.62
Mexico	$ 1.00
Scandinavia	$ 0.92
Middle East	$ 0.64

Financial Services Stocks	$22.98
Cash and Cash Equivalents	$16.62
Consumer Goods Stocks	$10.90
Utilities Stocks	$ 7.70
Health Care Stocks	$ 7.08
Energy Stocks	$ 5.58
Raw Materials Stocks	$ 5.34
Consumer Services Stocks	$ 5.22
Capital Goods Stocks	$ 4.30
Retail Stocks	$ 4.17
Business Equipment and Services Stocks	$ 3.79
Technology Stocks	$ 2.55
Multi-Industry Stocks	$ 1.98
Other Government Security	$ 1.79

See Notes to Schedule of Investments on page 77.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
June 30, 2003

COMMON STOCKS AND RIGHT	Shares	Value

Australia -1.11%
News Corporation Limited (The) (A)	199,400	$ 1,499,424

Austria -1.31%
Erste Bank der oesterreichischen Sparkassen AG (A)	20,000	1,770,312

Belgium - 0.95%
Fortis (A)	75,100	1,295,813

Canada - 2.62%
EnCana Corporation (A)	52,800	2,013,691
Shoppers Drug Mart Corporation (A)(B)*	80,000	1,534,376
		3,548,067

China - 0.87%
China Telecom Corporation Limited (A)*	5,120,000	1,175,246

Finland - 0.92%
Nokia Oyj (A)	75,300	1,242,096

France - 10.89%
AXA (A)	46,300	719,528
Accor SA (A)	27,510	996,810
BNP Paribas SA (A)	56,500	2,875,894
Carrefour SA (A)	32,200	1,580,853
Lafarge (A)	8,900	522,121
Lafarge, Rights*	8,900	24,059
Publicis Groupe S.A. (A)	41,170	1,106,753
STMicroelectronics N.V.(A)	34,100	716,253
Sanofi-Synthelabo (A)	19,800	1,161,573
TF1 SA (A)	25,400	783,032
TotalFinaElf, S.A. (A)	19,200	2,906,486
VINCI (A)	20,200	1,365,119
		14,758,481

Germany - 7.78%
Altana AG (A)	32,700	2,050,007
BASF Aktiengesellschaft (A)	36,600	1,559,841
Deutsche Bank Aktiengesellschaft (A)	22,800	1,475,260
Deutsche Boerse AG (A)	14,300	755,022
Deutsche Telekom AG, Registered Shares (A)*	91,500	1,395,647
Henkel Kommanditgesellschaft auf Aktien (A)	34,800	2,137,625
Linde AG (A)	23,800	878,806
Siemens AG (A)	5,950	291,909
		10,544,117

See Notes to Schedule of Investments on page 77.

Hong Kong - 1.54%
Hutchison Whampoa Limited, Ordinary Shares (A)	220,000	$ 1,340,053
Johnson Electric Holdings Limited (A)	600,000	746,326
		2,086,379

Ireland - 1.76%
DEPFA BANK plc (A)	31,080	2,391,764

Israel - 0.64%
Check Point Software Technologies Ltd.*	40,000	780,200
VIZRT Ltd. (A)(B)*	60,000	89,723
		869,923

Italy - 5.20%
Banca Nazionale Lavoro S.p.A. (A)*	405,000	680,172
Eni S.p.A. (A)	84,700	1,283,158
Saipem S.p.A. (A)	180,200	1,351,492
Snam Rete Gas S.p.A. (A)	87,000	342,260
Telecom Italia Mobile S.p.A. (A)	413,400	2,040,041
UniCredito Italiano SpA (A)	283,900	1,355,266
		7,052,389

Japan - 10.39%
Canon Inc. (A)	39,000	1,792,842
Honda Motor Co., Ltd. (A)	34,300	1,302,061
Kao Corporation (A)	75,000	1,398,507
Mitsubishi Corporation (A)	206,000	1,431,654
Nissan Motor Co., Ltd. (A)	212,900	2,039,122
Nomura Holdings, Inc. (A)	61,000	775,605
Ricoh Company, Ltd. (A)	85,000	1,391,373
SMC Corporation (A)	7,600	641,048
Sumitomo Chemical Company, Limited (A)	235,000	739,154
Takeda Chemical Industries, Ltd. (A)	35,000	1,293,592
Toyota Motor Corporation (A)	49,400	1,281,779
		14,086,737

Luxembourg - 0.78%
ARCELOR (A)	90,600	1,056,762

Mexico - 1.00%
Telefonos de Mexico, S.A. de C.V., ADR	43,000	1,351,060

Netherlands - 3.49%
ABN AMRO Holding N.V. (A)	59,300	1,135,743
Euronext N.V. (A)	20,000	496,700
ING Groep N.V., Certicaaten Van Aandelen(A)	39,500	687,460
Koninklijke KPN N.V. (A)*	149,190	1,058,854
Royal Dutch Petroleum Company (A)	29,200	1,357,658
		4,736,415

See Notes to Schedule of Investments on page 77.

Portugal - 0.24%
Banco Comercial Portugues, S.A. (A)(B)	183,600	$ 323,128

Singapore - 1.03%
DBS Group Holdings Ltd (A)	239,000	1,398,137

Spain - 0.81%
Banco Santander Central Hispano, S.A. (A)	85,400	749,538
Enagas, S.A. (A)	40,500	347,074
		1,096,612

Switzerland - 10.69%
Credit Suisse Group, Registered Shares (A)	89,000	2,346,609
Nestle S.A., Registered Shares (A)	12,270	2,536,399
Novartis AG, Registered Shares (A)	83,800	3,322,003
Roche Holdings AG, Genussschein (A)	22,600	1,775,941
Swiss Reinsurance Company, Registered Shares (A)	15,190	843,140
UBS AG (A)	53,650	2,989,814
Zurich Financial Services (A)*	5,700	680,830
		14,494,736

Taiwan - 0.46%
United Microelectronics Corporation*	165,000	618,750

United Kingdom - 17.11%
British Sky Broadcasting Group plc (A)*	144,700	1,606,252
Capita Group Plc (The) (A)(B)	215,610	805,520
Diageo plc (A)	199,300	2,131,624
HBOS plc (A)	128,800	1,670,352
HSBC Holdings plc (A)	113,200	1,339,857
Lloyds TSB Group plc (A)	143,400	1,019,927
Marks and Spencer Group plc (A)	128,000	668,117
Reckitt Benckiser plc (A)	146,300	2,689,356
Reed Elsevier plc (A)	263,200	2,193,971
Rio Tinto plc (A)	92,500	1,743,194
Royal Bank of Scotland Group plc (The) (A)	49,059	1,378,690
tesco plc (A)	514,000	1,862,953
Vodafone Group Plc (A)	2,081,500	4,077,499
		23,187,312

TOTAL COMMON STOCKS AND RIGHT - 81.59%		$110,583,660
(Cost: $107,036,992)

See Notes to Schedule of Investments on page 77.

OTHER GOVERNMENT SECURITY - 1.79%	Principal Amount in Thousands	Value

Germany
Bundesschwatzanweisungen Treasury Note,
2.5%, 3-18-05 (C)	EUR2,100	$ 2,431,621
(Cost: $2,469,143)

SHORT-TERM SECURITIES

Banks - 2.95%
Lloyds TSB Bank PLC,
1.02%, 7-10-03	$4,000	3,998,980

Beverages - 1.48%
Diageo Capital plc,
0.93%, 7-24-03	2,000	1,998,812

Chemicals - Petroleum and Inorganic - 1.89%
du Pont (E.I.) de Nemours and Company,
1.11169%, Master Note	2,553	2,553,000

Food and Related - 0.13%
General Mills, Inc.,
1.1775%, Master Note	178	178,000

Health Care - Drugs - 6.70%
Alcon Capital Corporation (Nestle S.A.),
1.22%, 7-11-03	4,000	3,998,645
Pfizer Inc.,
1.0%, 8-8-03	5,088	5,082,629
		9,081,274

Multiple Industry - 3.55%
BOC Group Inc.:
1.31%, 7-1-03	2,815	2,815,000
1.02%, 7-17-03	2,000	1,999,093
		4,814,093

Security and Commodity Brokers - 2.21%
UBS Finance Delaware LLC,
1.31%, 7-1-03	3,000	3,000,000

TOTAL SHORT-TERM SECURITIES - 18.91%		$ 25,624,159
(Cost: $25,624,159)

See Notes to Schedule of Investments on page 77.

TOTAL INVESTMENT SECURITIES - 102.29%		$138,639,440
(Cost: $135,130,294)

LIABILITIES, NET OF CASH AND OTHER ASSETS -(2.29%)		(3,100,441)

NET ASSETS - 100.00%		$135,538,999

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)Not listed on an exchange in the United States.
(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the total value of these securities amounted to $2,752,747 or 2.03% of net assets.
(C)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.
STATEMENT OF ASSETS AND LIABILITIES INTERNATIONAL PORTFOLIO June 30, 2003 (In Thousands, Except for Per Share Amounts)

(Unaudited)

ASSETS
Investment securities - at value (cost - $135,130)
(Notes 1 and 3)	$138,639
Cash	58
Receivables:
Investment securities sold	4,122
Dividends and interest	322
Fund shares sold	66
Total assets
143,207
LIABILITIES
Payable for investment securities purchased	7,426
Payable to Fund shareholders	150
Accrued accounting services fee (Note 2)	4
Accrued management fee (Note 2)	3
Accrued service fee (Note 2)	1
Other	84
Total liabilities
7,668
Total net assets
$135,539
NET ASSETS
$0.001 par value capital stock:
Capital stock	$ 27
Additional paid-in capital	213,350
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	2,652
Accumulated undistributed net realized loss on
investment transactions	(84,007)
Net unrealized appreciation in value of investments	3,517
Net assets applicable to outstanding units of capital
$135,539
Net asset value, redemption and offering price per share
$ 4.9533
Capital shares outstanding	27,363
Capital shares authorized	50,000

STATEMENT OF OPERATIONS INTERNATIONAL PORTFOLIO For the Six Months Ended June 30, 2003 (In Thousands)

(Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $257)	$ 1,803
Interest and amortization	254
Total income	2,057
Expenses (Note 2):
Investment management fee	550
Service fee	162
Custodian fees	102
Accounting services fee	22
Audit fees	9
Legal fees	2
Other	17
Total expenses
864
Net investment income
1,193
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)

Realized net loss on securities	(10,073)
Realized net gain on foreign currency transactions	1,459
Realized net loss on forward currency contracts	(489)
Realized net loss on investments	(9,103)
Unrealized appreciation in value of
investments during the period	12,512
Net gain on investments
3,409
Net increase in net assets resulting from operations
$ 4,602

STATEMENT OF CHANGES IN NET ASSETS INTERNATIONAL PORTFOLIO (In Thousands)

	(Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,

	2003	2002

DECREASE IN NET ASSETS
Operations:
Net investment income	$ 1,193	$ 811
Realized net loss on investments	(9,103)	(36,891)
Unrealized appreciation	12,512	3,427
Net increase (decrease) in net assets
resulting from operations	4,602	(32,653)
Dividends to shareholders from (Note 1E):(1)
Net investment income
	-	(658)
Realized gains on securities transactions
	-	-

	-	(658)

Capital share transactions(2)	(7,790)	(14,513)

Total decrease
	(3,188)	(47,824)
NET ASSETS
Beginning of period	138,727	186,551

End of period	$135,539	$138,727

Undistributed net investment income
	$ 2,652	$ -

(1)See "Financial Highlights" on page 81

(2)Shares issued from sale of shares	1,866	5,726
Shares issued from reinvestment of dividend
and/or capital gains distribution	-	138
Shares redeemed	(3,597)	(8,639)

Decrease in outstanding capital shares	(1,731)	(2,775)

Value issued from sale of shares	$ 8,793	$ 30,256
Value issued from reinvestment of dividend
and/or capital gains distribution	-	658
Value redeemed	(16,583)	(45,427)

Decrease in outstanding capital	$ (7,790)	$ (14,513)

FINANCIAL HIGHLIGHTS INTERNATIONAL PORTFOLIO For a Share of Capital Stock Outstanding Throughout Each Period:

					(Unaudited)

	For the six months ended June 30

		For the fiscal year ended December 31,

	2003	2002	2001	2000	1999	1998

Net asset value,
beginning of period	$4.7683	$5.8536	$7.8610	$11.9354	$ 7.8176	$6.3842
Income (loss) from
investment operations:
Net investment
income	0.0436	0.0227	0.0498	0.0298	0.0032	0.0353
Net realized and
unrealized gain (loss)
on investments	0.1414	(1.0853)	(1.7977)	(2.8531)	5.1235	2.1283
Total from investment
operations	0.1850	(1.0626)	(1.7479)	(2.8233)	5.1267	2.1636
Less distributions from:
Net investment
income	(0.0000)	(0.0227)	(0.0419)	(0.0186)	(0.0000)	(0.0353)

Capital gains	(0.0000)	(0.0000)	(0.2176)	(1.2325)	(1.0089)	(0.6949)

Total distributions	(0.0000)	(0.0227)	(0.2595)	(1.2511)	(1.0089)	(0.7302)
Net asset value,
end of period	$4.9533	$4.7683	$5.8536	$ 7.8610	$11.9354	$7.8176

Total return	3.88%	-18.15%	-22.23%	-23.66%	65.58%	33.89%
Net assets, end of period
(in millions)	$136	$139	$187	$266	$300	$169
Ratio of expenses to
average net assets	1.34%(1)	1.30%	1.25%	1.23%	1.21%	1.02%
Ratio of net investment
income to average
net assets	1.84%(1)	0.41%	0.71%	0.31%	0.04%	0.47%
Portfolio turnover rate	61.88%	116.21%	99.52%	116.84%	118.71%	88.84%

(1)Annualized.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
June 30, 2003
	Principal Amount in Thousands

CORPORATE DEBT SECURITIES		Value

Aircraft - 4.21%
Lockheed Martin Corporation,
7.25%, 5-15-06	$1,000	$ 1,138,843
Raytheon Company,
6.75%, 8-15-07	1,830	2,071,456
		3,210,299

Banks - 2.12%
First Union Corporation,
6.875%, 9-15-05	1,460	1,614,994

Broadcasting - 1.87%
Clear Channel Communications, Inc.,
7.875%, 6-15-05	1,300	1,430,689

Business Equipment and Services - 3.01%
USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,294,558

Finance Companies - 5.45%
Aristar, Inc.,
5.85%, 1-27-04	1,250	1,282,436
General Motors Acceptance Corporation,
6.625%, 10-15-05	1,500	1,600,359
Grand Metropolitan Investment Corp.,
7.125%, 9-15-04	379	405,287
John Deere Capital Corporation,
5.125%, 10-19-06	800	868,601
		4,156,683

Food and Related - 3.90%
ConAgra, Inc.,
7.4%, 9-15-04	2,000	2,130,066
Kellogg Company,
4.875%, 10-15-05	795	845,775
		2,975,841

Forest and Paper Products - 3.01%
International Paper Company,
6.125%, 11-1-03	700	710,828
Weyerhaeuser Company,
5.5%, 3-15-05	1,500	1,586,883
		2,297,711

Household - General Products - 1.75%
CPC International Inc.,
6.15%, 1-15-06	1,218	1,337,997

See Notes to Schedule of Investments on page 86.

Insurance - Life - 0.91%
American General Finance Corporation,
6.75%, 11-15-04	$ 650	$ 695,003

Leisure Time Industry - 1.96%
Walt Disney Company (The),
4.5%, 9-15-04	1,445	1,496,581

Multiple Industry - 10.63%
Ford Motor Credit Company,
6.7%, 7-16-04	1,160	1,204,462
General Electric Capital Corporation,
2.85%, 1-30-06	2,000	2,045,982
Honeywell International Inc.,
6.875%, 10-3-05	400	445,412
Household Finance Corporation:
7.25%, 7-15-03	300	300,607
6.5%, 1-24-06	1,850	2,051,916
National Rural Utilities Cooperative
Finance Corporation,
6.0%, 5-15-06	1,857	2,062,486
		8,110,865

Petroleum - Domestic - 1.13%
Anadarko Petroleum Corporation,
6.5%, 5-15-05	805	866,325

Petroleum - International - 2.08%
Chevron Corporation Profit Sharing/Savings
Plan Trust Fund,
8.11%, 12-1-04	32	34,082
Conoco Inc.,
5.9%, 4-15-04	1,500	1,551,582
		1,585,664

Railroad - 3.52%
Norfolk Southern Corporation,
7.35%, 5-15-07	1,418	1,652,308
Union Pacific Corporation,
5.84%, 5-25-04	1,000	1,034,771
		2,687,079

Retail - Food Stores - 1.39%
Safeway Inc.,
7.25%, 9-15-04	1,000	1,062,580

See Notes to Schedule of Investments on page 86.

Security and Commodity Brokers - 2.56%
CIT Group Holdings, Inc. (The),
6.625%, 6-15-05	$ 900	$ 974,993
Salomon Smith Barney Holdings Inc.,
6.25%, 6-15-05	900	977,205
		1,952,198

Utilities - Electric - 6.14%
Dominion Resources, Inc.,
7.625%, 7-15-05	2,200	2,446,939
Kansas City Power & Light Company,
7.125%, 12-15-05	700	779,199
Wisconsin Energy Corporation,
5.875%, 4-1-06	1,330	1,462,419
		4,688,557

Utilities - Telephone - 2.91%
GTE Corporation,
6.36%, 4-15-06	2,000	2,225,072

TOTAL CORPORATE DEBT SECURITIES - 58.55%
(Cost: $43,323,918)		$44,688,696

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 2.82%
Federal Home Loan Bank,
4.875%, 5-14-04	550	567,643
Federal National Mortgage Association,
5.125%, 2-13-04	1,100	1,127,365
Tennessee Valley Authority,
5.0%, 12-18-03	450	458,028
		2,153,036

Mortgage-Backed Obligations - 27.30%
Federal Home Loan Mortgage Corporation Fixed Rate
Participation Certificates:
7.0%, 8-1-07	15	15,361
4.5%, 5-1-10	1,997	2,056,305
5.5%, 2-1-16	158	164,081
6.0%, 5-1-16	97	101,004
3.5%, 12-15-16	1,954	1,972,770
5.5%, 1-1-17	355	368,206
5.5%, 5-1-17	403	418,466
4.5%, 1-1-18	1,946	1,989,760
4.5%, 4-1-18	1,977	2,020,828

See Notes to Schedule of Investments on page 86.

Federal National Mortgage Association Fixed Rate
Pass-Through Certificates:
6.5%, 12-1-10	$ 18	$ 19,549
6.0%, 1-1-11	19	19,590
6.5%, 2-1-11	23	24,633
7.0%, 5-1-11	13	13,476
7.0%, 7-1-11	15	15,943
7.0%, 9-1-12	13	13,659
6.0%, 11-1-13	81	84,526
7.0%, 9-1-14	37	39,143
7.0%, 10-1-14	56	60,068
6.0%, 3-1-16	371	387,078
6.0%, 6-1-16	108	113,271
6.5%, 6-1-16	111	116,727
5.5%, 2-1-17	914	949,254
5.0%, 12-1-17	1,073	1,109,896
5.5%, 1-1-18	1,803	1,872,830
5.0%, 3-1-18	1,961	2,028,349
7.0%, 4-1-26	15	16,261
Government National Mortgage Association Fixed Rate
Pass-Through Certificates:
6.5%, 1-15-14	45	47,796
7.5%, 3-15-15	65	70,147
6.0%, 8-15-16	234	246,544
6.0%, 12-15-16	400	420,176
5.5%, 1-15-17	468	492,648
6.0%, 1-15-17	338	354,725
5.5%, 7-15-17	700	736,604
5.5%, 10-15-17	866	910,680
5.0%, 12-15-17	1,267	1,326,096
7.0%, 6-15-28	143	150,999
7.0%, 7-15-29	85	89,850
		20,837,299

Treasury Obligation - 7.57%
United States Treasury Notes:
2.875%, 6-30-04	2,000	2,036,406
3.0%, 11-15-07	2,000	2,062,968
5.0%, 8-15-11	1,500	1,682,578
		5,781,952

See Notes to Schedule of Investments on page 86.

Treasury Inflation Protected Obligation - 0.73%
United States Treasury Note,
3.0%, 7-15-12 (A)	$504	$ 555,611

TOTAL UNITED STATES GOVERNMENT SECURITIES - 38.42%		$29,327,898
(Cost: $28,773,103)

TOTAL SHORT-TERM SECURITIES - 2.05%		$ 1,568,000
(Cost: $1,568,000)

TOTAL INVESTMENT SECURITIES - 99.02%		$75,584,594
(Cost: $73,665,021)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.98%		745,553

NET ASSETS - 100.00%		$76,330,147

Notes to Schedule of Investments
(A)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES LIMITED-TERM BOND PORTFOLIO June 30, 2003 (In Thousands, Except for Per Share Amounts)

(Unaudited)

ASSETS
Investment securities - at value (cost - $73,665)
(Notes 1 and 3)	$75,585
Receivables:
Interest	831
Fund shares sold	26
Total assets
76,442
LIABILITIES
Payable to Fund shareholders	87
Accrued accounting services fee (Note 2)	3
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	1
Other	20
Total liabilities
112
Total net assets
$76,330
NET ASSETS
$0.001 par value capital stock:
Capital stock	$ 13
Additional paid-in capital	73,789
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	946
Accumulated undistributed net realized loss
on investment transactions	(338)
Net unrealized appreciation in value of investments	1,920
Net assets applicable to outstanding units of capital	$76,330
Net asset value, redemption and offering price per share
$5.7618
Capital shares outstanding	13,248
Capital shares authorized	20,000

STATEMENT OF OPERATIONS LIMITED-TERM BOND PORTFOLIO For the Six Months Ended June 30, 2003 (In Thousands)

(Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$1,239
Expenses (Note 2):
Investment management fee	162
Service fee	81
Accounting services fee	16
Audit fees	6
Custodian fees	4
Legal fees	1
Other	23
Total expenses	293
Net investment income	946
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)

Realized net gain on investments	102
Unrealized appreciation in value of
investments during the period	757
Net gain on investments	859
Net increase in net assets resulting from operations	$1,805

STATEMENT OF CHANGES IN NET ASSETS LIMITED-TERM BOND PORTFOLIO (In Thousands)

	(Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,

	2003	2002

INCREASE IN NET ASSETS
Operations:
Net investment income	$ 946	$ 1,092
Realized net gain (loss) on investments	102	(429)
Unrealized appreciation	757	955
Net increase in net assets

resulting from operations	1,805	1,618
Dividends to shareholders from
net investment income (Note 1E)(1)	-	(1,092)

Capital share transactions(2)	27,227	31,241

Total increase
	29,032	31,767
NET ASSETS
Beginning of period	47,298	15,531

End of period	$76,330	$47,298

Undistributed net investment income
	$ 946	$ -

(1)See "Financial Highlights" on page 90

(2)Shares issued from sale of shares	5,910	6,611
Shares issued from reinvestment of dividend	-	195
Shares redeemed	(1,098)	(1,223)

Increase in outstanding capital shares	4,812	5,583

Value issued from sale of shares	$33,491	$36,979
Value issued from reinvestment of dividend	-	1,092
Value redeemed	(6,264)	(6,830)

Increase in outstanding capital	$27,227	$31,241

FINANCIAL HIGHLIGHTS LIMITED-TERM BOND PORTFOLIO For a Share of Capital Stock Outstanding Throughout Each Period:

					(Unaudited)

	For the six months ended June 30,

		For the fiscal year ended December 31,

	2003	2002	2001	2000	1999	1998

Net asset value,
beginning of period	$5.6068	$5.4437	$5.1666	$5.0405	$5.2292	$5.1882
Income (loss) from
investment operations:
Net investment income	0.0714	0.1327	0.1971	0.3155	0.2799	0.2935
Net realized and
unrealized gain (loss)
on investments	0.0836	0.1631	0.2771	0.1261	(0.1887)	0.0522
Total from investment
operations	0.1550	0.2958	0.4742	0.4416	0.0912	0.3457
Less distributions from:
Net investment
income	(0.0000)	(0.1327)	(0.1971)	(0.3155)	(0.2799)	(0.2935)

Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0112)

Total distributions	(0.0000)	(0.1327)	(0.1971)	(0.3155)	(0.2799)	(0.3047)
Net asset value,
end of period	$5.7618	$5.6068	$5.4437	$5.1666	$5.0405	$5.2292

Total return	2.77%	5.43%	9.21%	8.73%	1.74%	6.66%
Net assets, end of period
(in millions)	$76	$47	$16	$6	$6	$5
Ratio of expenses to
average net assets
including voluntary
expense waiver	0.90%(1)	0.69%	0.38%	0.40%	0.64%	0.79%
Ratio of net investment
income to average net
assets including voluntary
expense waiver	2.91%(1)	3.97%	5.52%	6.33%	5.63%	5.65%
Ratio of expenses to
average net assets
excluding voluntary
expense waiver	-(2)	0.87%	0.88%	0.90%	0.91%	N/A
Ratio of net investment
income to average net
assets excluding voluntary
expense waiver	-(2)	3.79%	5.02%	5.83%	5.36%	N/A
Portfolio turnover rate	18.37%	27.36%	22.43%	47.32%	22.81%	47.11%
(1)Annualized. (2)Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio was provided.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
June 30, 2003
	Principal Amount in Thousands

CORPORATE OBLIGATIONS		Value

Commercial Paper
Banks - 5.76%
Bank of America Corporation:
1.22%, 7-7-03	$2,104	$ 2,103,572
1.06%, 7-10-03	1,000	999,735
Citicorp,
1.03%, 7-31-03	350	349,700
Lloyds TSB Bank PLC,
1.13%, 9-3-03	1,600	1,596,786
		5,049,793

Beverages - 2.96%
Coca-Cola Company (The),
1.08%, 8-1-03	2,600	2,597,582

Containers - 2.05%
Bemis Company, Inc.:
1.05%, 7-10-03	750	749,803
1.10%, 7-11-03	1,047	1,046,680
		1,796,483

Finance Companies - 3.42%
PACCAR Financial Corp.:
1.15%, 8-11-03	753	752,014
0.98%, 9-11-03	1,500	1,497,060
State Street Corporation,
0.98%, 7-18-03	750	749,653
		2,998,727
Food and Related - 3.14%
Golden Peanut Co.:
1.22%, 7-1-03	1,250	1,250,000
1.03%, 8-5-03	1,500	1,498,498
		2,748,498

Health Care - Drugs - 5.93%
Alcon Capital Corporation (Nestle S.A.),
1.19%, 8-20-03	2,000	1,996,694
GlaxoSmithKline Finance plc,
1.21%, 7-23-03	1,200	1,199,113
Pfizer Inc.,
1.17%, 7-16-03	2,000	1,999,025
		5,194,832

Health Care - General - 4.84%
Johnson & Johnson,
1.1%, 9-18-03	4,250	4,239,741

See Notes to Schedule of Investments on page 95.

Household - General Products - 3.65%
Kimberly-Clark Worldwide Inc.:
1.12%, 7-9-03	$1,500	$ 1,499,627
1.18%, 7-21-03	1,700	1,698,886
		3,198,513

Mulitple Industry - 2.28%
BOC Group Inc.,
1.2%, 7-8-03	2,000	1,999,533

Security and Commodity Brokers - 1.16%
UBS Finance Delaware LLC,
1.31%, 7-1-03	1,017	1,017,000

Utilities - Telephone - 6.61%
BellSouth Corporation,
1.15%, 7-2-03	750	749,976
SBC International Inc.,
1.12%, 7-17-03	2,250	2,248,880
Verizon Network Funding Corporation:
1.0%, 8-14-03	1,800	1,797,800
0.9%, 9-25-03	1,000	997,850
		5,794,506

Total Commercial Paper - 41.80%		36,635,208

Notes
Banks - 6.87%
Bank One, N.A.,
1.2888%, 8-25-03	2,900	2,899,808
Wells Fargo & Company:
1.31%, 8-1-03	1,500	1,500,000
9.125%, 2-1-04	1,555	1,625,138
		6,024,946

Business Equipment and Services - 1.88%
Playworld Systems Incorporated
(Wachovia Bank, N.A.),
1.09%, 7-9-03	1,650	1,650,000

Furniture and Furnishings - 0.57%
Capo & Sons Corporation
(Wachovia Bank, N.A.),
1.09%, 7-3-03	495	495,000

See Notes to Schedule of Investments on page 95.

Health Care - Drugs - 3.49%
Merck & Co., Inc.,
4.489%, 2-22-04 (A)	$3,000	$ 3,062,195

Hospital Supply and Management - 2.45%
Autumn House at Powder Mill, Inc. (Suntrust Bank),
1.1%, 7-3-03	500	500,000
Meriter Management Services, Inc. (U.S. Bank
Milwaukee, National Association),
1.2%, 8-1-03	1,650	1,650,000
		2,150,000

Leisure Time Industry - 1.64%
Ansley Golf Club, Inc. (Wachovia Bank, N.A.),
1.09%, 7-3-03	1,435	1,435,000

Real Estate Investments Trusts- 0.57%
Brentwood Apartments of Mooresville, L.L.C.
(Wachovia Bank, N.A.),
1.09%, 7-3-03	500	500,000

Retail - General Merchandise - 2.43%
Wal-Mart Stores, Inc.,
5.199%, 6-1-04	2,050	2,126,937

Trucking and Shipping - 1.64%
Volpe Family Partnership, L.P.
(Wachovia Bank, N.A.),
1.07%, 7-3-03	1,435	1,435,000

Utilities - Telephone - 3.36%
BellSouth Corporation,
4.16%, 4-26-04 (A)	2,000	2,044,343
SBC Communications Inc.,
4.18%, 6-5-04	875	898,896
		2,943,239

Total Notes - 24.90%		21,822,317

TOTAL CORPORATE OBLIGATIONS - 66.70%		$58,457,525
(Cost: $58,457,525)

See Notes to Schedule of Investments on page 95.

California - 4.57%
California Pollution Control Financing Authority,
Environmental Improvement Revenue Bonds:
Air Products and Chemicals, Inc./Wilmington
Facility, Taxable Series 1997A,
1.06%, 9-10-03	$3,000	$ 3,000,000
Air Products Manufacturing Corporation,
Taxable Series 1997A,
1.06%, 9-10-03	1,000	1,000,000
		4,000,000
Colorado - 2.85%
Colorado Agricultural Development Authority,
Adjustable Rate Industrial Development Revenue
Bonds (Royal Crest Dairy, Inc. Project), Series 1998,
1.4%, 7-9-03	2,500	2,500,000

Maryland - 1.20%
Mayor and City Council of Baltimore (City of Baltimore,
Maryland), General Obligation Bonds, Consolidated
Public Improvement Bonds, Series 2003D
(Variable Rate Demand/Taxable),
1.1%, 7-3-03	1,050	1,050,000

New York - 1.87%
The City of New York, General Obligation Bonds, Fiscal
1995 Series B, Taxable Adjustable Rate Bonds (Bayerische
Landesbank Girozentrale, New York Branch),
1.27%, 8-6-03	1,640	1,640,000

Washington - 4.41%
Washington State Housing Finance Commission, Taxable
Variable Rate Demand Multifamily Revenue Bonds
(Brittany Park Project), Series 1996B (U.S. Bank of
Washington, National Association),
1.2%, 7-3-03	2,195	2,195,000
Watts Brothers Frozen Foods, L.L.C., Variable
Rate Demand Taxable Revenue Bonds, 1997 (U.S.
Bank of Washington, National Association),
1.1%, 7-3-03	1,169	1,169,000
Wenatchee Valley Clinic, P.S., Floating Rate Taxable
Bonds, Series 1998 (U.S. Bank, National Association),
1.1%, 7-3-03	500	500,000
		3,864,000

TOTAL MUNICIPAL OBLIGATIONS - 14.90%		$13,054,000
(Cost: $13,054,000)

See Notes to Schedule of Investments on page 95.

Federal Farm Credit Bank:
1.48%, 10-31-03	$2,500	$ 2,487,503
1.1%, 5-14-04	1,500	1,499,095
Federal Home Loan Bank:
1.31%, 4-13-04	1,001	1,000,740
1.37%, 5-3-04	1,000	1,000,000
1.05%, 7-16-04	1,400	1,400,000
Federal Home Loan Mortgage Corporation,
4.88%, 4-16-04	400	411,471
Student Loan Marketing Association,
1.4%, 2-20-04	1,500	1,500,000
United States Treasury Bills:
1.04%, 8-7-03	2,000	1,997,862
1.035%, 8-21-03	2,150	2,146,848
United States Treasury Notes:
5.25%, 8-15-03	1,600	1,606,847
2.75%, 10-31-03	1,000	1,003,075

TOTAL UNITED STATES GOVERNMENT SECURITIES - 18.32%		$16,053,441
(Cost: $16,053,441)

TOTAL INVESTMENT SECURITIES - 99.92%		$87,564,966
(Cost: $87,564,966)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.08%		72,976

NET ASSETS - 100.00%		$87,637,942

Notes to Schedule of Investments
(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the total value of these securities amounted to $5,106,538 or 5.83% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES MONEY MARKET PORTFOLIO June 30, 2003

(In Thousands, Except for Per Share Amounts)	(Unaudited)

ASSETS
Investment securities - at value (cost - $87,565)
(Notes 1 and 3)	$87,565
Cash	1
Receivables:
Interest	215
Fund shares sold	185
Prepaid insurance premium	1
Total assets
87,967
LIABILITIES
Payable to Fund shareholders	314
Accrued accounting services fee (Note 2)	3
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	1
Other	10
Total liabilities
329
Total net assets
$87,638
NET ASSETS
$0.001 par value capital stock:
Capital stock	$ 88
Additional paid-in capital	87,550
Net assets applicable to outstanding units of capital	$87,638
Net asset value, redemption and offering price per share
$1.0000
Capital shares outstanding	87,638
Capital shares authorized	175,000

STATEMENT OF OPERATIONS MONEY MARKET PORTFOLIO For the Six Months Ended June 30, 2003 (In Thousands)

(Unaudited)

INVESTMENT INCOME
Interest and amortization (Note 1B)	$703

Expenses (Note 2):
Investment management fee	203
Service fee	127
Accounting services fee	20
Custodian fees	7
Audit fees	5
Legal fees	2
Other	20
Total expenses
384
Net investment income
319
Net increase in net assets resulting from operations
$319

STATEMENT OF CHANGES IN NET ASSETS MONEY MARKET PORTFOLIO (In Thousands)

	(Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,

	2003	2002

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$ 319	$ 1,093

Net increase in net assets
resulting from operations	319	1,093

Dividends to shareholders from
net investment income (Note 1E)(1)	(319)	(1,093)

Capital share transactions(2)	(14,899)	3,660

Total increase (decrease)	(14,899)	3,660
NET ASSETS
Beginning of period	102,537	98,877

End of period	$ 87,638	$102,537

Undistributed net investment income
	$ -	$ -

(1)See "Financial Highlights" on page 99

(2)Shares issued from sale of shares	44,781	147,301
Shares issued from reinvestment of dividends	319	1,093
Shares redeemed	(59,999)	(144,734)

Increase (decrease) in outstanding capital shares	(14,899)	3,660

Value issued from sale of shares	$ 44,781	$ 147,301
Value issued from reinvestment of dividends	319	1,093
Value redeemed	(59,999)	(144,734)

Increase (decrease) in outstanding capital	$ (14,899)	$ 3,660

FINANCIAL HIGHLIGHTS MONEY MARKET PORTFOLIO For a Share of Capital Stock Outstanding Throughout Each Period:

					(Unaudited)

	For the six months ended June 30,

		For the fiscal year ended December 31,

	2003	2002	2001	2000	1999	1998

Net asset value,
beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Net investment
income	0.0031	0.0113	0.0356	0.0571	0.0450	0.0492
Less dividends
declared	(0.0031)	(0.0113)	(0.0356)	(0.0571)	(0.0450)	(0.0492)

Net asset value,
end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Total return	0.32%	1.12%	3.62%	5.87%	4.62%	5.04%
Net assets, end of period
(in millions)	$88	$103	$99	$52	$64	$54
Ratio of expenses to
average net assets	0.76%(1)	0.75%	0.73%	0.75%	0.77%	0.68%
Ratio of net investment
income to average
net assets	0.63%(1)	1.13%	3.31%	5.67%	4.51%	4.90%

(1)Annualized.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
June 30, 2003

COMMON STOCKS	Shares	Value

Aircraft - 3.54%
Northrop Grumman Corporation	64,100	$ 5,531,189
Raytheon Company	57,200	1,878,448
		7,409,637

Broadcasting - 0.94%
Adelphia Communications Corporation, Class A*	324,400	88,399
Cox Communications, Inc., Class A*	59,200	1,888,480
		1,976,879

Business Equipment and Services - 6.31%
BearingPoint, Inc.*	248,600	2,398,990
CheckFree Corporation*	40,300	1,122,758
Edison Schools Inc.*	345,800	520,429
Euronet Worldwide, Inc.*	176,550	1,893,499
Henry (Jack) & Associates, Inc.	34,600	617,437
Pall Corporation	230,200	5,179,500
RSA Security Inc.*	139,300	1,501,654
		13,234,267

Capital Equipment - 0.43%
Cooper Cameron Corporation*	18,000	906,840

Communications Equipment - 2.36%
ADC Telecommunications, Inc.*	249,800	580,785
Cisco Systems, Inc.*	172,600	2,881,557
Emulex Corporation*	65,500	1,491,435
		4,953,777
Computers - Main and Mini - 0.45%
Cray Inc.*	120,000	946,200

Computers - Peripherals - 7.35%
Check Point Software Technologies Ltd.*	81,800	1,595,509
Electronics for Imaging, Inc.*	56,400	1,144,638
Microsoft Corporation	43,800	1,121,718
Palm, Inc.*	57,100	920,452
PeopleSoft, Inc.*	106,100	1,866,299
Seagate Technology*	67,100	1,184,315
Symbol Technologies, Inc.	582,300	7,575,723
		15,408,654

Consumer Electronics - 0.96%
Sony Corporation, ADR	71,700	2,007,600

See Notes to Schedule of Investments on page 104.

Electronic Components - 5.73%
AU Optronics Corp., ADR*	154,300	$ 1,067,756
Advanced Micro Devices, Inc.*	82,900	531,389
Agere Systems Inc., Class A*	716,000	1,668,280
Artisan Components, Inc.*	6,419	144,267
Infineon Technologies AG, ADR*	102,500	982,975
Intersil Corporation, Class A*	44,600	1,186,360
IXYS Corporation*	111,860	892,643
MEMC Electronic Materials, Inc.*	70,000	686,000
Microchip Technology Incorporated	72,900	1,791,153
Micron Technology, Inc.*	39,905	464,095
United Microelectronics Corporation*	694,285	2,603,569
		12,018,487
Electronic Instruments - 2.39%
Applied Materials, Inc.*	234,400	3,714,068
Photronics, Inc.*	75,500	1,303,130
		5,017,198

Health Care - Drugs - 14.79%
Affymetrix, Inc.*	85,500	1,684,350
Alcon, Inc.	160,100	7,316,570
Amylin Pharmaceuticals, Inc.*	73,500	1,613,693
Forest Laboratories, Inc.*	66,000	3,613,500
Genzyme Corporation - General Division*	146,800	6,107,614
IVAX Corporation*	192,600	3,437,910
Incyte Corporation*	60,000	284,700
Pfizer Inc.	127,700	4,360,955
Serono S.A., ADR	69,200	1,007,552
SICOR Inc.*	77,460	1,570,114
		30,996,958

Health Care - General - 1.78%
ALARIS Medical, Inc.*	125,100	1,620,045
Boston Scientific Corporation*	34,400	2,101,840
		3,721,885

Hospital Supply and Management - 13.25%
Anthem, Inc.*	99,100	7,645,565
Guidant Corporation	82,300	3,653,297
HCA Inc. (A)	263,700	8,448,948
Province Healthcare Company*	452,000	5,003,640
United Surgical Partners International, Inc.*	48,568	1,096,665
VCA Antech, Inc.*	98,700	1,929,585
		27,777,700

Multiple Industry - 3.65%
Garmin Ltd.*	116,100	4,631,229
Research In Motion Limited*	139,700	3,017,520
		7,648,749

See Notes to Schedule of Investments on page 104.

Petroleum - Domestic - 5.44%
Apache Corporation	33,412	$ 2,173,785
Burlington Resources Inc.	60,215	3,255,825
Newfield Exploration Company*	18,720	702,936
Noble Energy, Inc.	85,200	3,220,560
Unocal Corporation	71,600	2,054,204
		11,407,310

Petroleum - Services - 1.08%
Baker Hughes Incorporated	67,400	2,262,618

Publishing - 1.43%
Getty Images, Inc.*	72,500	2,994,250

Retail - General Merchandise - 1.56%
Amazon.com, Inc.*	89,700	3,262,837

Steel - 0.30%
Lone Star Technologies, Inc.*	29,200	618,456

Timesharing and Software - 2.33%
Alliance Data Systems Corporation*	74,400	1,740,960
ARM Holdings plc, ADR*	291,400	989,303
Manhattan Associates, Inc.*	37,085	962,727
Micromuse Inc.*	150,100	1,191,794
		4,884,784

Utilities - Telephone - 4.12%
Nextel Partners, Inc., Class A*	200,200	1,468,467
Nokia Corporation, Series A, ADR	60,700	997,301
Sprint Corporation - PCS Group*	206,200	1,185,650
Vodafone Group Plc, ADR	253,500	4,981,275
		8,632,693

TOTAL COMMON STOCKS - 80.19%		$168,087,779
(Cost: $182,953,791)

	Number of Contracts
PUT OPTIONS - 0.33%
HCA Inc., October 32.5,
Expires 10-18-03	988	286,520
HCA Inc., September 32.5,
Expires 9-20-03	1,480	408,184
		$ 694,704
(Cost: $696,766)

	Principal Amount in Thousands
See Notes to Schedule of Investments on page 104.

SHORT-TERM SECURITIES		Value

Commercial Paper
Chemicals - Petroleum and Inorganic - 0.57%
du Pont (E.I.) de Nemours and Company,
1.11169%, Master Note	$1,196	$ 1,196,000

Electrical Equipment - 1.30%
Emerson Electric Co.,
1.06%, 7-15-03	2,725	2,723,877

Food and Related - 3.58%
General Mills, Inc.,
1.1775%, Master Note	4,000	4,000,000
Golden Peanut Co.,
1.22%, 7-1-03	3,500	3,500,000
		7,500,000

Health Care - Drugs - 4.77%
Merck & Co., Inc.,
1.18%, 7-15-03	5,000	4,997,705
Pfizer Inc.,
1.19%, 7-1-03	5,000	5,000,000
		9,997,705

Household - General Products - 3.34%
Kimberly-Clark Worldwide Inc.,
1.18%, 7-8-03	7,000	6,998,380

Publishing - 4.27%
Gannett Co.,
1.02%, 7-8-03	8,956	8,954,224

Total Commercial Paper - 17.83%		37,370,186

United States Government Security - 1.91%
United States Treasury Bill,
1.035%, 8-21-03	4,000	3,994,135

TOTAL SHORT-TERM SECURITIES - 19.74%		$ 41,364,321
(Cost: $41,364,321)

TOTAL INVESTMENT SECURITIES - 100.26%		$210,146,804
(Cost: $225,014,878)

LIABILITIES, NET OF CASH AND OTHER ASSETS -(0.26%)		(540,823)

NET ASSETS - 100.00%		$209,605,981

See Notes to Schedule of Investments on page 104.

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)As of June 30, 2003, all or a portion of these securities was used as cover for the following written call options (See Note 5 to financial statements):
	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value
Underlying Security

Sox Index	349	July/340	$731,532	$865,520

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.
STATEMENT OF ASSETS AND LIABILITIES SCIENCE AND TECHNOLOGY PORTFOLIO June 30, 2003 (In Thousands, Except for Per Share Amounts)

(Unaudited)

ASSETS
Investment securities - at value (cost - $225,015)
(Notes 1 and 3)
$210,147
Cash	6
Receivables:
Investment securities sold
2,415
Fund shares sold
318
Dividends and interest
51
Prepaid insurance premium	1
Total assets
212,938
LIABILITIES
Payable for investment securities purchased	2,260
Outstanding written call options - at value (Note 5)	866
Payable to Fund shareholders	176
Accrued management fee (Note 2)	5
Accrued accounting services fee (Note 2)	4
Accrued service fee (Note 2)	1
Other	20
Total liabilities
3,332
Total net assets
$209,606
NET ASSETS
$0.001 par value capital stock:
Capital stock
$ 20
Additional paid-in capital
292,535
Accumulated undistributed loss:
Accumulated undistributed net investment loss
(386)
Accumulated undistributed net realized loss on

investment transactions
(67,561)
Net unrealized depreciation in value of securities
(14,866)
Net unrealized depreciation in value of written options
(134)
Net unrealized depreciation in value of purchased options
(2)
Net assets applicable to outstanding units of capital
$209,606
Net asset value, redemption and offering price per share	$10.2475
Capital shares outstanding	20,454
Capital shares authorized	35,000

STATEMENT OF OPERATIONS SCIENCE AND TECHNOLOGY PORTFOLIO For the Six Months Ended June 30, 2003 (In Thousands)

(Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Interest and amortization
$ 372
Dividends (net of foreign withholding taxes of $25)
381
Total income
753
Expenses (Note 2):
Investment management fee
824
Service fee
243
Accounting services fee
24
Custodian fees
9
Audit fees
8
Legal fees
3
Other
25
Total expenses
1,136
Net investment loss
(383)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)

Realized net gain on securities	487
Realized net loss on written options	(1,215)
Realized net loss on purchased options	(1,563)
Realized net loss on investments
(2,291)
Unrealized appreciation in value of
securities during the period
16,527
Unrealized appreciation in value of written
options during the period
855
Unrealized appreciation in value of
purchased options during the period
385
Unrealized appreciation in value of investments

during the period
17,767
Net gain on investments
15,476
Net increase in net assets resulting from operations
$15,093

STATEMENT OF CHANGES IN NET ASSETS SCIENCE AND TECHNOLOGY PORTFOLIO (In Thousands)

	(Unaudited)
	For the six months ended June 30,	For the fiscal year ended December 31,

	2003	2002

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss
	$ (383)	$ (502)
Realized net loss on investments
	(2,291)	(27,716)
Unrealized appreciation (depreciation)
	17,767	(36,307)

Net increase (decrease) in net assets

resulting from operations
	15,093	(64,525)

Dividends to shareholders from (Note 1E):(1)
Net investment income
	-	(2)
Realized gains on securities transactions
	-	-

	-	(2)

Capital share transactions(2)	(453)	(7,970)

Total increase (decrease)
	14,640	(72,497)
NET ASSETS
Beginning of period	194,966	267,463

End of period	$209,606	$194,966
Undistributed net investment loss
	$ (386)	$ (3)
(1)See "Financial Highlights" on page 108.
(2)Shares issued from sale of shares	1,851	4,531
Shares issued from reinvestment of dividend
and/or capital gains distribution	-	-*
Shares redeemed	(1,928)	(5,410)

Decrease in outstanding capital shares	(77)	(879)
Value issued from sale of shares	$ 18,010	$ 47,962
Value issued from reinvestment of dividend
and/or capital gains distribution	-	2
Value redeemed	(18,463)	(55,934)

Decrease in outstanding capital	$ (453)	$ (7,970)

*Not shown due to rounding.

FINANCIAL HIGHLIGHTS SCIENCE AND TECHNOLOGY PORTFOLIO For a Share of Capital Stock Outstanding Throughout Each Period:

				(Unaudited)
	For the six months ended June 30,

		For the fiscal year ended December 31,
	2003	2002	2001	2000	1999	1998

Net asset value,
beginning of period	$ 9.4961	$12.4927	$14.2542	$22.4087	$ 8.2750	$5.7726

Income (loss) from
investment operations:
Net investment

income (loss)
	0.0187	(0.0245)	0.0584	0.1151	(0.0309)	0.0032
Net realized and

unrealized gain (loss)

on investments
	0.7327	(2.9720)	(1.7571)	(4.8532)	14.4840	2.6551

Total from investment
operations	0.7514	(2.9965)	(1.6987)	(4.7381)	14.4531	2.6583

Less distributions from:
Net investment

income
	(0.0000)	(0.0001)	(0.0589)	(0.1151)	(0.0000)	(0.0032)
Capital gains
	(0.0000)	(0.0000)	(0.0039)	(3.3013)	(0.3194)	(0.1527)

Total distributions	(0.0000)	(0.0001)	(0.0628)	(3.4164)	(0.3194)	(0.1559)

Net asset value,
end of period	$10.2475	$ 9.4961	$12.4927	$14.2542	$22.4087	$8.2750

Total return	7.91%	-23.99%	-11.91%	-21.15%	174.66%	46.05%
Net assets, end of period
(in millions)	$210	$195	$267	$295	$253	$35
Ratio of expenses to
average net assets	1.17%(1)	1.17%	1.15%	1.14%	1.10%	0.92%
Ratio of net investment
income (loss) to
average net assets	0.39%(1)	-0.23%	0.47%	0.64%	-0.38%	0.07%
Portfolio turnover rate	50.45%	92.25%	93.19%	93.76%	47.36%	64.72%

(1)Annualized.

THE INVESTMENTS OF THE SMALL CAP GROWTH PORTFOLIO
June 30, 2003

COMMON STOCKS	Shares	Value

Business Equipment and Services - 11.48%
Acxiom Corporation*	457,100	$ 6,941,063
Catalina Marketing Corporation*	175,700	3,101,105
CheckFree Corporation*	366,155	10,201,078
MSC Industrial Direct Co., Inc., Class A*	535,000	9,576,500
MAXIMUS, Inc.*	185,500	5,125,365
		34,945,111

Beverages - 0.15%
Mondavi (Robert) Corporation (The), Class A*	17,710	447,532

Chemicals - Specialty - 1.36%
Minerals Technologies Inc.	85,500	4,160,430

Communications Equipment - 3.43%
Advanced Fibre Communications, Inc.*	369,730	6,017,356
Tekelec*	391,500	4,421,993
		10,439,349

Computers - Peripherals - 3.74%
NetIQ Corporation*	207,000	3,199,185
Sanchez Computer Associates, Inc.*	175,800	893,064
Take-Two Interactive Software, Inc.*	181,800	5,165,847
Transaction Systems Architects, Inc., Class A*	234,400	2,116,632
		11,374,728

Electrical Equipment - 0.39%
Intermagnetics General Corp.*	60,300	1,194,845

Electronic Components - 2.08%
Cree, Inc.*	215,930	3,512,101
DuPont Photomasks, Inc.*	150,000	2,820,750
		6,332,851

Electronic Instruments - 2.41%
Lam Research Corporation*	237,800	4,332,716
Plexus Corp.*	260,000	2,995,200
		7,327,916

Finance Companies - 1.27%
Financial Federal Corporation*	158,200	3,860,080

Food and Related - 3.52%
American Italian Pasta Company, Class A*	190,000	7,913,500
Smucker (J.M.) Company (The)	70,000	2,792,300
		10,705,800

See Notes to Schedule of Investments on page 112.

Health Care - Drugs - 5.34%
Affymetrix, Inc.*	153,798	$ 3,029,821
Cell Therapeutics, Inc.*	375,000	3,650,625
Gene Logic Inc.*	325,700	1,933,029
Martek Biosciences Corporation*	74,300	3,188,585
Sepracor Inc.*	247,400	4,459,385
		16,261,445

Health Care - General - 13.95%
ALARIS Medical, Inc.*	170,000	2,201,500
Apria Healthcare Group Inc.*	256,300	6,376,744
ArthroCare Corporation*	272,022	4,495,164
Cholestech Corporation*	71,200	704,524
IDEXX Laboratories, Inc.*	81,857	2,756,534
IMPATH Inc.*	326,800	4,630,756
Omnicare, Inc.	330,000	11,150,700
VISX, Incorporated*	584,200	10,135,870
		42,451,792

Hospital Supply and Management - 3.31%
Amsurg Corp.*	195,000	5,947,500
Cerner Corporation*	180,422	4,118,132
		10,065,632

Motion Pictures - 0.60%
Netflix, Inc.*	71,200	1,818,448

Motor Vehicle Parts - 1.97%
Gentex Corporation*	195,900	5,992,581

Petroleum - Domestic - 6.19%
Newfield Exploration Company*	223,700	8,399,935
Patterson-UTI Energy, Inc.*	122,200	3,953,781
Stone Energy Corporation*	155,000	6,497,600
		18,851,316

Publishing - 3.70%
Getty Images, Inc.*	273,000	11,274,900

Railroad - 1.41%
Kansas City Southern*	356,600	4,289,898

Retail - General Merchandise - 1.03%
Tuesday Morning Corporation*	119,400	3,140,220

Retail - Specialty Stores - 3.10%
Borders Group, Inc.*	175,000	3,081,750
O'Reilly Automotive, Inc.*	190,000	6,345,050
		9,426,800

See Notes to Schedule of Investments on page 112.

Security and Commodity Brokers - 2.51%
Chicago Mercantile Exchange Holdings Inc.	109,883	$ 7,651,153

Timesharing and Software - 4.75%
Digital Insight Corporation*	380,000	7,240,900
FactSet Research Systems, Inc.	163,900	7,219,795
		14,460,695

Utilities - Telephone - 2.24%
Commonwealth Telephone Enterprises, Inc.*	155,000	6,819,225

TOTAL COMMON STOCKS - 79.93%		$243,292,747
(Cost: $227,005,829)

	Principal Amount in Thousands

SHORT-TERM SECURITIES

Banks - 1.32%
Bank of America Corporation,
1.06%, 7-10-03	$4,000	3,998,940

Chemicals - Petroleum and Inorganic - 1.18%
du Pont (E.I.) de Nemours and Company,
1.11169%, Master Note	3,579	3,579,000

Containers - 1.31%
Bemis Company, Inc.,
1.09%, 7-11-03	4,000	3,998,789

Electrical Equipment - 1.06%
Emerson Electric Co.,
1.06%, 7-15-03	3,227	3,225,670

Food and Related - 1.64%
General Mills, Inc.,
1.1775%, Master Note	5,000	5,000,000

Health Care - Drugs - 5.52%
Alcon Capital Corporation (Nestle S.A.):
1.23%, 7-2-03	3,000	2,999,897
1.22%, 7-22-03	5,800	5,795,872
GlaxoSmithKline Finance plc,
1.21%, 7-23-03	3,000	2,997,782
Merck & Co., Inc.,
1.18%, 7-15-03	5,000	4,997,706
		16,791,257

See Notes to Schedule of Investments on page 112.

Household - General Products - 2.46%
Kimberly-Clark Worldwide Inc.,
1.12%, 7-9-03	$4,000	$ 3,999,004
Unilever Capital Corporation,
1.19%, 7-2-03	3,500	3,499,884
		7,498,888

Petroleum - Domestic - 1.64%
Shell Finance (U.K.) PLC (Shell Petroleum
Co., Ltd. and Shell Petroleum N.V.),
1.10%, 7-18-03	5,000	4,997,403

Utilities - Telephone - 3.94%
BellSouth Corporation,
1.15%, 7-2-03	5,000	4,999,840
SBC International Inc.,
1.12%, 7-17-03	3,000	2,998,507
Verizon Network Funding Corporation,
0.99%, 9-10-03	4,000	3,992,190
		11,990,537

TOTAL SHORT-TERM SECURITIES - 20.07%		$ 61,080,484
(Cost: $61,080,484)

TOTAL INVESTMENT SECURITIES - 100.00%		$304,373,231
(Cost: $288,086,313)

LIABILITIES, NET OF CASH AND OTHER ASSETS - 0.00%		(7,933)

NET ASSETS - 100.00%		$304,365,298

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.
STATEMENT OF ASSETS AND LIABILITIES SMALL CAP GROWTH PORTFOLIO June 30, 2003 (In Thousands, Except for Per Share Amounts)

(Unaudited)

ASSETS
Investment securities - at value (cost - $288,086)
(Notes 1 and 3)
$304,373
Cash	1
Receivables:
Fund shares sold
359
Dividends and interest
3
Prepaid insurance premium	1
Total assets
304,737
LIABILITIES
Payable to Fund shareholders	306
Payable for investment securities purchased	30
Accrued management fee (Note 2)	7
Accrued accounting services fee (Note 2)	5
Accrued service fee (Note 2)	2
Other	22
Total liabilities
372
Total net assets
$304,365
NET ASSETS
$0.001 par value capital stock:
Capital stock
$ 42
Additional paid-in capital
369,130
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss
(1,144)
Accumulated undistributed net realized loss on

investment transactions
(79,950)
Net unrealized appreciation in value of investments
16,287
Net assets applicable to outstanding units of capital
$304,365
Net asset value, redemption and offering price per share	$ 7.2448
Capital shares outstanding	42,012
Capital shares authorized	75,000

STATEMENT OF OPERATIONS
SMALL CAP GROWTH PORTFOLIO For the Six Months Ended June 30, 2003 (In Thousands)

(Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Interest and amortization
$ 309
Dividends
159
Total income
468
Expenses (Note 2):
Investment management fee
1,177
Service fee
346
Accounting services fee
28
Custodian fees
10
Audit fees
8
Legal fees
4
Other
35
Total expenses
1,608
Net investment loss
(1,140)
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(15,203)
Unrealized appreciation in value of
investments during the period
57,436
Net gain on investments
42,233
Net increase in net assets resulting from operations
$41,093

STATEMENT OF CHANGES IN NET ASSETS SMALL CAP GROWTH PORTFOLIO (In Thousands)

	(Unaudited)
	For the six months ended June 30,	For the fiscal year ended December 31,

	2003	2002

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss
	$ (1,140)	$ (2,051)
Realized net loss on investments
	(15,203)	(18,965)
Unrealized appreciation (depreciation)
	57,436	(60,013)

Net increase (decrease) in net assets

resulting from operations
	41,093	(81,029)

Dividends to shareholders from (Note 1E):(1)
Net investment income
	-	-
Realized gains on securities transactions
	-	-

	-	-

Capital share transactions(2)	(15,980)	1,084

Total increase (decrease)
	25,113	(79,945)
NET ASSETS
Beginning of period	279,252	359,197

End of period	$304,365	$279,252
Undistributed net investment loss
	$ (1,144)	$ (4)

(1)See "Financial Highlights" on page 116.

(2)Shares issued from sale of shares	3,479	15,643
Shares issued from reinvestment of dividend
and/or capital gains distribution
	-	-
Shares redeemed	(6,227)	(15,912)

Decrease in outstanding capital shares	(2,748)	(269)
Value issued from sale of shares	$ 23,483	$ 110,132
Value issued from reinvestment of dividend
and/or capital gains distribution
	-	-
Value redeemed	(39,463)	(109,048)

Increase (decrease) in outstanding capital	$(15,980)	$ 1,084

FINANCIAL HIGHLIGHTS SMALL CAP GROWTH PORTFOLIO For a Share of Capital Stock Outstanding Throughout Each Period:

				Unaudited)
	For the six months ended

		For the fiscal year ended December 31,
	June 30
	2003	2002	2001	2000	1999	1998

Net asset value,
beginning of period
	$6.2388	$7.9770	$8.1345	$11.6130	$ 7.9019	$8.3316

Income (loss) from
investment operations:

Net investment

income (loss)
	(0.0271)	(0.0458)	(0.0103)	0.0717	0.0423	0.0798
Net realized and

unrealized gain (loss)

on investments
	1.0331	(1.6924)	(0.1471)	(1.5051)	4.0847	0.8255

Total from investment
operations
	1.0060	(1.7382)	(0.1574)	(1.4334)	4.1270	0.9053

Less distributions:
From net investment

income
	(0.0000)	(0.0000)	(0.0000)*	(0.0717)	(0.0421)	(0.0798)
From capital gains
	(0.0000)	(0.0000)	(0.0001)	(1.9734)	(0.3738)	(1.2027)
In excess of

capital gains
	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0525)

Total distributions	(0.0000)	(0.0000)	(0.0001)	(2.0451)	(0.4159)	(1.3350)

Net asset value,
end of period
	$7.2448	$6.2388	$7.9770	$ 8.1345	$11.6130	$7.9019

Total return	16.13%	-21.79%	-1.93%	-12.35%	52.23%	10.87%
Net assets, end of period
(in millions)
	$304	$279	$359	$345	$318	$181
Ratio of expenses to
average net assets
	1.16%(1)	1.15%	1.14%	1.13%	1.12%	0.97%
Ratio of net investment
income (loss) to

average net assets
	-0.82%(1)	-0.66%	-0.14%	0.68%	0.53%	0.94%
Portfolio turnover rate	12.88%	34.54%	30.31%	58.35%	130.99%	177.32%

*Not shown due to rounding.
(1)Annualized.

THE INVESTMENTS OF THE VALUE PORTFOLIO
June 30, 2003

COMMON STOCKS	Shares	Value

Aircraft - 7.08%
Boeing Company (The)	40,000	$ 1,372,800
Lockheed Martin Corporation	31,100	1,479,427
Northrop Grumman Corporation	23,900	2,062,331
Raytheon Company	46,000	1,510,640
		6,425,198

Aluminum - 1.56%
Alcan Inc.	45,300	1,417,437

Banks - 7.11%
Bank of America Corporation	15,200	1,201,256
Citigroup Inc.	62,500	2,675,000
U.S. Bancorp	57,800	1,416,100
Wells Fargo & Company	23,000	1,159,200
		6,451,556

Business Equipment and Services - 3.52%
Dun & Bradstreet Corporation (The)*	38,700	1,590,570
Genuine Parts Company	50,000	1,600,500
		3,191,070

Capital Equipment - 2.49%
Caterpillar Inc.	15,200	846,032
Ingersoll-Rand Company Limited, Class A	29,800	1,410,136
		2,256,168

Chemicals - Petroleum and Inorganic - 1.48%
du Pont (E.I.) de Nemours and Company	32,300	1,344,972

Chemicals - Specialty - 2.11%
Air Products and Chemicals, Inc.	46,100	1,917,760

Computers - Peripherals - 3.18%
Check Point Software Technologies Ltd.*	58,600	1,142,993
Microsoft Corporation	67,800	1,736,358
		2,879,351

Electrical Equipment - 2.09%
Emerson Electric Co.	37,100	1,895,810

Electronic Components - 1.69%
Intel Corporation	73,900	1,535,642

Food and Related - 2.09%
ConAgra Foods, Inc.	80,200	1,892,720

See Notes to Schedule of Investments on page 120.

Forest and Paper Products - 4.16%
Boise Cascade Corporation	30,300	$ 724,170
Sealed Air Corporation*	63,891	3,045,045
		3,769,215

Health Care - Drugs - 3.30%
Abbott Laboratories	41,200	1,802,912
Merck & Co., Inc.	19,700	1,192,835
		2,995,747

Health Care - General - 3.25%
Bristol-Myers Squibb Company	38,100	1,034,415
Wyeth	42,000	1,913,100
		2,947,515

Insurance - Property and Casualty - 4.99%
American International Group, Inc.	15,200	838,736
Berkshire Hathaway Inc., Class B*	400	972,000
Chubb Corporation (The)	45,200	2,712,000
		4,522,736

Leisure Time Industry - 3.27%
Carnival Corporation	48,800	1,586,488
Cendant Corporation*	75,400	1,381,328
		2,967,816

Mining - 1.15%
Phelps Dodge Corporation*	27,300	1,046,682

Multiple Industry - 2.91%
General Electric Company	65,200	1,869,936
Honeywell International Inc.	28,600	767,910
		2,637,846

Petroleum - International - 2.54%
BP p.l.c., ADR	13,600	571,472
Exxon Mobil Corporation	48,300	1,734,453
		2,305,925

Petroleum - Services - 1.48%
GlobalSanteFe Corporation	57,600	1,344,384

Real Estate Investment Trusts - 1.25%
ProLogis	41,350	1,128,855

Retail - General Merchandise - 4.02%
Dollar General Corporation	65,000	1,186,900
May Department Stores Company (The)	48,600	1,081,836
Sears, Roebuck and Co.	40,800	1,372,512
		3,641,248

See Notes to Schedule of Investments on page 120.

Security and Commodity Brokers - 9.08%
American Express Company	41,400	$ 1,730,934
Fannie Mae	22,800	1,537,632
Goldman Sachs Group, Inc. (The)	11,400	954,750
Merrill Lynch & Co., Inc.	32,000	1,493,760
Morgan (J.P.) Chase & Co.	33,500	1,145,030
Morgan Stanley	32,200	1,376,550
		8,238,656

Tobacco - 0.85%
Altria Group, Inc.	17,000	772,480

Utilities - Electric - 3.56%
Cinergy Corp.	29,800	1,096,342
PPL Corporation	24,200	1,040,600
Southern Company	35,000	1,090,600
		3,227,542

Utilities - Gas and Pipeline - 1.48%
FirstEnergy Corp.	35,000	1,345,750

Utilities - Telephone - 1.51%
BellSouth Corporation	51,400	1,368,782

TOTAL COMMON STOCKS - 83.20%		$75,468,863
(Cost: $69,067,962)

PREFERRED STOCKS

Forest and Paper Products - 1.05%
Sealed Air Corporation, $2,
Convertible	18,700	952,765

Insurance - Property and Casualty - 0.53%
Chubb Corporation (The), 7.0%,
Convertible	18,500	481,925

TOTAL PREFERRED STOCKS - 1.58%		$ 1,434,690
(Cost: $1,291,028)

See Notes to Schedule of Investments on page 120.

	Principal Amount in Thousands

SHORT-TERM SECURITIES		Value

Commercial Paper
Chemicals - Petroleum and Inorganic - 2.62%
du Pont (E.I.) de Nemours and Company,
1.11169%, Master Note	$2,380	$ 2,380,000

Electrical Equipment - 1.73%
Emerson Electric Co.,
1.06%, 7-15-03	1,568	1,567,354

Food and Related - 5.09%
General Mills, Inc.,
1.1775%, Master Note	3,013	3,013,000
Golden Peanut Co.,
1.23%, 7-8-03	1,600	1,599,617
		4,612,617

Publishing - 3.35%
Gannett Co.,
1.02%, 7-8-03	3,044	3,043,396

Total Commercial Paper - 12.79%		$11,603,367

United States Government Security - 2.21%
United States Treasury Bill,
1.08%, 7-31-03	2,000	1,998,200

TOTAL SHORT-TERM SECURITIES - 15.00%		$13,601,567
(Cost: $13,601,567)

TOTAL INVESTMENT SECURITIES - 99.78%		$90,505,120
(Cost: $83,960,557)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.22%		196,186

NET ASSETS - 100.00%		$90,701,306

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES VALUE PORTFOLIO June 30, 2003

(In Thousands, Except for Per Share Amounts)	(Unaudited)

ASSETS
Investment securities - at value (cost - $83,961)
(Notes 1 and 3)	$90,505
Cash	1
Receivables:
Dividends and interest	136
Fund shares sold	72
Total assets	90,714
LIABILITIES
Accrued accounting services fee (Note 2)	3
Accrued management fee (Note 2)	2
Accrued service fee (Note 2)	1
Other	7
Total liabilities
13
Total net assets
$90,701
NET ASSETS
$0.001 par value capital stock:
Capital stock	$ 19
Additional paid-in capital	93,035
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	361
Accumulated undistributed net realized
loss on investment transactions	(9,259)
Net unrealized appreciation in value of investments
6,545
Net assets applicable to outstanding units of capital
$90,701
Net asset value, redemption and offering price per share	$4.7453
Capital shares outstanding	19,114
Capital shares authorized	30,000

STATEMENT OF OPERATIONS VALUE PORTFOLIO For the Six Months Ended June 30, 2003 (In Thousands)

(Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $2)	$ 663
Interest and amortization	115
Total income	778
Expenses (Note 2):
Investment management fee	276
Service fee	99
Accounting services fee	17
Audit fees	8
Custodian fees	6
Legal fees	1
Other	10
Total expenses
417
Net investment income
361
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(2,145)
Unrealized appreciation in value of
investments during the period	8,156
Net gain on investments
6,011
Net increase in net assets resulting from operations
$6,372

STATEMENT OF CHANGES IN NET ASSETS VALUE PORTFOLIO (In Thousands)

	(Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,

	2003	2002

INCREASE IN NET ASSETS
Operations:
Net investment income	$ 361	$ 586
Realized net loss on investments	(2,145)	(7,029)
Unrealized appreciation (depreciation)	8,156	(2,670)
Net increase (decrease) in net assets

resulting from operations	6,372	(9,113)
Dividends to shareholders from net
investment income (Note 1E)(1)	-	(586)

Capital share transactions(2)	9,546	40,266

Total increase
	15,918	30,567
NET ASSETS
Beginning of period	74,783	44,216

End of period	$90,701	$74,783

Undistributed net investment income
	$ 361	$ -

(1)See "Financial Highlights" on page 124

(2)Shares issued from sale of shares	2,877	8,920
Shares issued from reinvestment of dividend	-	133
Shares redeemed	(753)	(764)

Increase in outstanding capital shares	2,124	8,289

Value issued from sale of shares	$12,771	$43,095
Value issued from reinvestment of dividend	-	586
Value redeemed	(3,225)	(3,415)

Increase in outstanding capital	$ 9,546	$40,266

FINANCIAL HIGHLIGHTS VALUE PORTFOLIO For a Share of Capital Stock Outstanding Throughout Each Period:

		(Unaudited)

	For the six months ended 6-30-03	For the fiscal year ended 12-31-02	For the period from 5-1-01(1) through 12-31-01

Net asset value,
beginning of period	$4.4016	$5.0815	$5.0000
Income (loss) from
investment operations:
Net investment income	0.0189	0.0348	0.0198
Net realized and unrealized gain
(loss) on investments	0.3248	(0.6799)	0.0815

Total from investment operations	0.3437	(0.6451)	0.1013
Less distributions from
net investment income	(0.0000)	(0.0348)	(0.0198)
Net asset value,
end of period	$4.7453	$4.4016	$5.0815
Total return	7.81%	-12.70%	2.03%
Net assets end of period
(in millions)	$91	$75	$44
Ratio of expenses to average
net assets including voluntary
expense waiver	1.06%(2)	1.04%	0.84%(2)
Ratio of net investment income to
average net assets including
voluntary expense waiver	0.91%(2)	0.92%	1.39%(2)
Ratio of expenses to average
net assets excluding voluntary
expense waiver	-(3)	-(3)	1.07%(2)
Ratio of net investment income to
average net assets excluding
voluntary expense waiver	-(3)	-(3)	1.16%(2)
Portfolio turnover rate	60.39%	95.73%	10.91%

(1)Commencement of operations. (2)Annualized. (3)Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

NOTES TO FINANCIAL STATEMENTS
 June 30, 2003 (Unaudited)
NOTE 1 - Significant Accounting Policies
 W&R Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is divided into the twelve classes that are designated the Asset Strategy Portfolio, the Balanced Portfolio, the Bond Portfolio, the Core Equity Portfolio, the Growth Portfolio, the High Income Portfolio, the International Portfolio, the Limited-Term Bond Portfolio, the Money Market Portfolio, the Science and Technology Portfolio, the Small Cap Portfolio and the Value Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income (loss), and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.
A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.
C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.
D. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.
E. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.
F. Repurchase agreements - Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Fund's custodian bank.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by each Portfolio at the following annual rates:
		Annual
Fund	Net Asset Breakpoints	Rate

Asset Strategy Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Balanced Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Bond Portfolio	Up to $500 Million	0.525%
	Over $500 Million up to $1 Billion	0.500%
	Over $1 Billion up to $1.5 Billion	0.450%
	Over $1.5 Billion	0.400%

Core Equity Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Growth Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

High Income Portfolio	Up to $500 Million	0.625%
	Over $500 Million up to $1 Billion	0.600%
	Over $1 Billion up to $1.5 Billion	0.550%
	Over $1.5 Billion	0.500%

International Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Limited-Term Bond	Up to $500 Million	0.500%
Portfolio	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%

Money Market Portfolio	All Net Assets	0.400%

Science and Technology	Up to $1 Billion	0.850%
Portfolio	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

		Annual
Fund	Net Asset Breakpoints	Rate

Small Cap Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Value Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At June 30, 2003, additional security costs amounted to $120,326, which are included in other expenses.
WRIMCO has agreed to waive a Portfolio's management fee on any day that the Portfolio's net assets are less than $25 million, subject to its right to change or modify this waiver.
The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.
Accounting Services Fee
Average Net Asset Level (all dollars in millions)	Annual Fee Rate for Each Level
From $ 0 to $ 10 From $ 10 to $ 25 From $ 25 to $ 50 From $ 50 to $ 100 From $ 100 to $ 200 From $ 200 to $ 350 From $ 350 to $ 550 From $ 550 to $ 750 From $ 750 to $1,000 $1,000 and Over	$ 0 $ 11,000 $ 22,000 $ 33,000 $ 44,000 $ 55,000 $ 66,000 $ 77,000 $ 93,500 $110,000

The Fund has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay a fee to W&R in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.
The Fund paid Directors' fees of $88,217, which are included in other expenses.
 W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.
NOTE 3 - Investment Securities Transactions
Investment securities transactions for the fiscal year ended June 30, 2003 are summarized as follows:
	Asset Strategy Portfolio	Balanced Portfolio	Bond Portfolio

Purchases of investment securities, excluding short-term and United States Government obligations	$86,519,405	$53,689,063	$21,211,532
Purchases of United States Government obligations	89,046,691	8,340	48,696,425
Purchases of short-term securities	248,764,334	454,164,552	451,632,299
Purchases of options	2,507,998	-	-
Purchases of bullion	11,928,828	-	-
Proceeds from maturities and sales of investment securities, excluding short-term and United States Government obligations	59,296,611	17,761,136	13,064,889
Proceeds from maturities and sales of United States Government obligations	99,287,238	12,899,509	47,723,606
Proceeds from maturities and sales of short-term securities	261,557,858	474,584,166	454,655,153
Proceeds from bullion	1,775,807	-	-
Proceeds from options	2,055,818	-	-

	Core Equity Portfolio	Growth Portfolio	High Income Portfolio

Purchases of investment securities, excluding short- term and United States Government obligations	$133,954,457	$250,847,463	$95,476,831
Purchases of United States Government obligations	-	-	-
Purchases of short-term securities	1,249,155,144	1,046,102,542	522,540,815
Proceeds from maturities and sales of investment securities, excluding short-term and United States Government obligations	168,627,203	218,581,324	85,152,419
Proceeds from maturities and sales of United States Government obligations	-	-	-
Proceeds from maturities and sales of short-term securities	1,235,567,868	1,075,193,725	520,169,544

	International Portfolio	Limited- Term Bond Portfolio	Science and Technology Portfolio

Purchases of investment securities, excluding short-term and United States Government obligations	$64,734,467	$22,224,711	$80,910,572
Purchases of United States Government obligations	-	18,364,411	-
Purchases of short-term securities	559,864,433	89,358,293	842,157,751
Purchases of options	-	-	8,023,674
Proceeds from maturities and sales of investment securities, excluding short-term and United States Government obligations	68,659,797	4,910,646	69,782,339
Proceeds from maturities and sales of United States Government obligations	-	6,255,329	-
Proceeds from maturities and sales of short-term securities	559,688,248	90,309,979	858,016,990
Proceeds from options	-	-	5,157,710

	Small Cap Growth Portfolio	Value Portfolio

Purchases of investment securities, excluding short-term and United States Government obligations	$29,408,523	$48,411,011
Purchases of United States Government obligations	-	-
Purchases of short-term securities	841,042,436	623,426,921
Proceeds from maturities and sales of investment securities, excluding short-term and United States Government obligations	53,350,177	36,749,405
Proceeds from maturities and sales of United States Government obligations	-	-
Proceeds from maturities and sales of short-term securities	834,302,077	625,935,125

For Federal income tax purposes, cost of investments owned at June 30, 2003 and the related unrealized appreciation (depreciation) were as follows:
	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Asset Strategy Portfolio	$182,994,537	$6,361,911	$1,569,042	$4,792,869
Balanced Portfolio	172,117,809	15,648,163	5,264,999	10,383,164
Bond Portfolio	247,340,779	15,920,078	1,595,523	14,324,555
Core Equity Portfolio	584,752,686	93,085,768	15,460,035	77,625,733
Growth Portfolio	686,013,912	107,640,826	18,090,296	89,550,530
High Income Portfolio	140,710,716	8,257,894	1,937,917	6,319,977
International Portfolio	135,145,573	9,109,078	5,615,211	3,493,867
Limited-Term Bond Portfolio	73,665,021	1,919,948	375	1,919,573
Money Market Portfolio	87,564,966	-	-	-
Science and Technology Portfolio	225,083,929	17,470,880	32,408,005	(14,937,125)
Small Cap Growth Portfolio	292,572,019	46,664,664	34,863,452	11,801,212
Value Portfolio	83,960,557	7,832,561	1,287,998	6,544,563

NOTE 4 - Federal Income Tax Matters
 For Federal income tax purposes, the Portfolios' distributed and undistributed earnings and profit for the fiscal year ended December 31, 2002 and the related Capital Loss Carryover and Post-October activity were as follows:
	Asset Strategy Portfolio	Balanced Portfolio	Bond Portfolio

Net ordinary income	$2,616,614	$3,124,160	$10,170,248
Distributed ordinary income	2,615,962	3,123,111	10,148,255
Undistributed ordinary income	978	1,889	22,667
Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-
Capital loss carryover	757,628	13,987,503	668,343
Post-October losses deferred	-	-	-

	Core Equity Portfolio	Growth Portfolio	High Income Portfolio

Net ordinary income	$3,816,386	$97,482	$10,217,520
Distributed ordinary income	3,810,945	91,557	10,216,847
Undistributed ordinary income	11,139	12,806	31,279
Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-
Capital loss carryover	117,005,003	79,094,360	13,911,720
Post-October losses deferred	2,620,944	6,092,111	492,960

	International Portfolio	Limited- Term Bond Portfolio	Money Market Portfolio

Net ordinary income	$658,931	$1,091,886	$1,093,272
Distributed ordinary income	657,832	1,091,807	1,092,710
Undistributed ordinary income	2,587	118	910
Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-
Capital loss carryover	33,377,007	422,851	-
Post-October losses deferred	3,514,734	7,001	-

	Science and Technology Portfolio	Small Cap Growth Portfolio	Value Portfolio

Net ordinary income	$-	$ -	$586,274
Distributed ordinary income	1,619	-	586,274
Undistributed ordinary income	-	-	-
Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-
Capital loss carryover	28,805,115	16,908,229	6,826,049
Post-October losses deferred	1,019,133	2,003,407	203,246

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").
Capital Loss Carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.
	Asset Strategy Portfolio	Balanced Portfolio	Bond Portfolio	Core Equity Portfolio

December 31, 2004	$-	$-	$ 16,696	$ -
December 31, 2008	-	-	962,383	-
December 31, 2009	6,107,622	7,156,738	54,574	75,112,594
December 31, 2010	757,628	13,987,503	668,343	117,005,003
Total carryover	$6,865,250	$21,144,241	$1,701,996	$192,117,597

	Growth Portfolio	High Income Portfolio	International Portfolio	Limited- Term Bond Portfolio

December 31, 2006	$-	$65,442	$-	$ -
December 31, 2007	-	6,542,253	-	-
December 31, 2008	-	13,383,162	-	9,954
December 31, 2009	80,837,850	9,637,801	36,579,000	-
December 31, 2010	79,094,360	13,911,720	33,377,007	422,851
Total carryover	$159,932,210	$43,540,378	$69,956,007	$432,805

		Science and Technology Portfolio	Small Cap Growth Portfolio	Value Portfolio

December 31, 2009		$35,158,646	$41,349,713	$85,194
December 31, 2010		28,805,115	16,908,229	6,826,049
Total carryover		$63,963,761	$58,257,942	$6,911,243

NOTE 5 - Options
Options purchased by a Portfolio are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

 When the Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. For the Portfolio, when a written put option is exercised, the cost basis of the securities purchased by the Portfolio is reduced by the amount of the premium received.
For Asset Strategy Portfolio, transactions in call options written were as follows:
	Number of Contracts	Premiums Received

Outstanding at December 31, 2002	454	$173,655
Options written	2,223	795,339
Options terminated in closing purchase transactions	(2,677)	(968,994)
Options exercised	-	-
Options expired	-	-
Outstanding at June 30, 2003	-	$ -

For Science and Technology Portfolio, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at December 31, 2002	3,069	$1,097,339
Options written	7,936	4,172,779
Options terminated in closing purchase transactions	(6,154)	(3,354,242)
Options exercised	(1,911)	(587,242)
Options expired	(2,591)	(597,102)
Outstanding at June 30, 2003	349	$ 731,532

For Science and Technology Portfolio, transactions in put options written were as follows:

	Number of Contracts	Premiums Received
Outstanding at December 31, 2002	-	$-
Options written	2,011	206,359
Options terminated in closing purchase transactions	(543)	(50,751)
Options exercised	-	-
Options expired	(1,468)	(155,608)
Outstanding at June 30, 2003	-	$ -

NOTE 6 - Futures

No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Portfolio is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Portfolio as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Portfolio uses futures to attempt to reduce the overall risk of its investments.
NOTE 7 - Name Change
On July 21, 2003, Small Cap Portfolio changed its name to Small Cap Growth Portfolio.
DIRECTORS
 Keith A. Tucker,
 Chairman of the Board
 James M. Concannon
 John A. Dillingham
 David P. Gardner
 Linda K. Graves
 Joseph Harroz, Jr.
 John F. Hayes
 Henry J. Herrmann
 Glendon E. Johnson
 Frank J. Ross, Jr.
 Eleanor B. Schwartz
 Frederick Vogel III
OFFICERS
 Henry J. Herrmann
 President
 Michael L. Avery
 Vice President
 James C. Cusser
 Vice President
 Harry M. Flavin
 Vice President
 Theodore W. Howard
 Vice President and Treasurer
 Thomas A. Mengel
 Vice President
 William M. Nelson
 Vice President
 Cynthia P. Prince-Fox
 Vice President
 Kristen A. Richards
 Vice President and Secretary
 Philip J. Sanders
 Vice President
 Daniel C. Schulte
 Vice President
 Zachary H. Shafran
 Vice President
 W. Patrick Sterner
 Vice President
 Mira Stevovich
 Vice President
 Michael D. Strohm
 Vice President
 Daniel J. Vrabac
 Vice President
 James D. Wineland
 Vice President
This report is submitted for the general information of the shareholders of W&R Target Funds, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the W&R Target Funds, Inc. current prospectus. The Fund sells its shares only to the separate accounts of participating insurance companies to fund certain variable life insurance policies and variable annuity contracts.
ASSET STRATEGY Portfolio
Goal:	To seek high total return over the long term.
Invested In:	An allocation of its assets among stocks, bonds (of any quality) and short-term instruments.

BALANCED Portfolio
Goals:	To seek current income, with a secondary goal of long-term appreciation of capital.
Invested in:	Primarily a mix of stocks, fixed-income securities and cash, depending on market conditions.

BOND Portfolio
Goal:	To seek a reasonable return with emphasis on preservation of capital.
Invested In:	Primarily domestic debt securities, usually of investment grade.

CORE EQUITY Portfolio
Goals:	To seek capital growth and income.
Invested In:	Primarily common stocks of large, high-quality U.S. and foreign companies that are well known, have been consistently profitable and have dominant market positions in their industries.

GROWTH Portfolio
Goals:	To seek capital growth, with a secondary goal of current income.
Invested In:	Primarily common stocks of U.S. and foreign companies with market capitalization of at least $1 billion representing faster growing sectors of the economy, such as the technology, health care and consumer-oriented sectors.

HIGH INCOME Portfolio
Goals:	To seek a high level of current income, with a secondary goal of capital growth.
Invested In:	Primarily high-yield, high-risk, fixed-income securities of U.S. and foreign issuers.

INTERNATIONAL Portfolio
Goals:	To seek long-term appreciation of capital, with a secondary goal of current income.
Invested in:	Primarily common stocks of foreign companies that may have the potential for long-term growth.

LlMITED-TERM BOND Portfolio
Goal:	To seek a high level of current income consistent with preservation of capital.
Invested in:	Primarily investment-grade debt securities of U.S. issuers, including U.S. Government securities. The Portfolio maintains a dollar-weighted average portfolio maturity of 2-5 years.

MONEY MARKET Portfolio
Goal:	To seek maximum current income consistent with stability of principal.
Invested In:	U.S. dollar-denominated, high-quality money market obligations and instruments.

SCIENCE AND TECHNOLOGY Portfolio
Goal:	To seek long-term capital growth.
Invested in:	Primarily in the equity securities of U.S. and foreign science and technology companies whose products, processes or services are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries.

SMALL CAP GROWTH Portfolio
Goal:	To seek growth of capital.
Invested in:	Primarily common stocks of relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or in emerging industries where the opportunity for rapid growth is above average.

VALUE Portfolio
Goal:	To seek long-term capital appreciation.
Invested in:	Primarily stocks of large U.S. and foreign companies that are undervalued relative to the true worth of the company.

FOR MORE INFORMATION:
Contact your financial advisor, or your local office as listed on your Account Statement, or contact:
United Investors Life		Nationwide Financial, Inc.
Variable Products Division	or	P.O. Box 182449
P.O. Box 156		One Nationwide Plaza
Birmingham, AL 35201-0156		Columbus, OH 43218-2449
(205) 325- 4300		1-888-867-5175
Or Call 1-888-WADDELL

For more complete information regarding the W&R Target Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1016SA (6-03)
ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W&R Target Funds, Inc.

(Registrant)

By /s/Kristen A. Richards

------------------------------

Kristen A. Richards, Vice President and Secretary

Date September 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann

------------------------------

Henry J. Herrmann, President and Principal Executive Officer

Date September 9, 2003

By /s/Theodore W. Howard

------------------------------

Theodore W. Howard, Treasurer and Principal Financial Officer

Date September 9, 2003